Quarterly Holdings Report
for
Fidelity ZERO® International Index Fund
July 31, 2023
IID-NPRT3-0923
1.9891457.104
Common Stocks - 96.0%
	Shares	Value ($)
Australia - 5.0%
AGL Energy Ltd.	80,359	657,981
Allkem Ltd. (a)	80,898	805,307
ALS Ltd.	65,505	516,557
Altium Ltd.	16,814	431,542
Alumina Ltd.	299,982	288,142
AMP Ltd.	395,292	300,035
Ampol Ltd.	32,171	709,864
AngloGold Ashanti Ltd.	56,065	1,243,505
Ansell Ltd.	17,514	283,987
ANZ Group Holdings Ltd.	400,198	6,943,107
APA Group unit	157,893	1,060,567
Aristocrat Leisure Ltd.	87,870	2,321,346
ASX Ltd.	26,037	1,086,245
Atlas Arteria Ltd. unit	161,422	680,923
Aurizon Holdings Ltd.	246,149	629,939
Bank of Queensland Ltd.	83,964	340,648
Bendigo & Adelaide Bank Ltd.	77,440	486,354
BHP Group Ltd.	675,482	20,875,715
BlueScope Steel Ltd.	61,231	898,254
Brambles Ltd.	184,336	1,742,126
carsales.com Ltd.	49,880	832,919
Challenger Ltd.	81,979	394,818
Charter Hall Group unit	63,752	489,458
Cleanaway Waste Management Ltd.	293,905	544,868
Cochlear Ltd.	8,781	1,410,731
Coles Group Ltd.	178,076	2,175,772
Commonwealth Bank of Australia	224,973	15,974,299
Computershare Ltd.	76,810	1,293,959
DEXUS Property Group unit	147,973	817,014
Dominos Pizza Enterprises Ltd.	8,928	294,450
EBOS Group Ltd.	21,650	518,375
Endeavour Group Ltd.	179,919	734,778
Evolution Mining Ltd.	247,602	615,363
Flutter Entertainment PLC (a)	6,204	1,234,891
Flutter Entertainment PLC (Ireland) (a)	14,291	2,842,473
Fortescue Metals Group Ltd.	225,795	3,288,130
Glencore PLC	1,346,047	8,185,899
Goodman Group unit	228,831	3,157,117
IDP Education Ltd.	28,844	482,038
IGO Ltd.	90,624	840,036
Iluka Resources Ltd.	58,876	404,170
Incitec Pivot Ltd.	261,032	529,512
Insurance Australia Group Ltd.	328,135	1,307,021
JB Hi-Fi Ltd.	15,379	471,568
Lendlease Group unit	94,038	545,117
Liontown Resources Ltd. (a)	250,247	452,165
Lynas Rare Earths Ltd. (a)	122,132	553,530
Macquarie Group Ltd.	48,427	5,692,798
Magellan Financial Group Ltd. warrants 4/16/27 (a)	1,938	260
Medibank Private Ltd.	367,912	867,414
Metcash Ltd.	137,048	331,399
Mineral Resources Ltd.	22,947	1,100,986
Mirvac Group unit	527,075	828,445
National Australia Bank Ltd.	417,944	8,006,156
Newcrest Mining Ltd.	119,272	2,139,377
NEXTDC Ltd. (a)	69,909	598,713
Nine Entertainment Co. Holdings Ltd.	180,848	259,958
Northern Star Resources Ltd.	153,901	1,189,850
Orica Ltd.	59,975	634,492
Origin Energy Ltd.	229,077	1,303,288
Orora Ltd.	116,091	279,942
Pilbara Minerals Ltd.	348,530	1,133,081
Qantas Airways Ltd. (a)	114,502	502,229
QBE Insurance Group Ltd.	197,537	2,092,452
Qube Holdings Ltd.	239,450	472,865
Ramsay Health Care Ltd.	24,944	987,030
REA Group Ltd.	6,769	716,248
Reece Ltd.	28,756	378,582
Rio Tinto Ltd.	49,521	3,894,129
Rio Tinto PLC	141,410	9,346,890
Santos Ltd.	442,447	2,380,804
Scentre Group unit	700,851	1,322,840
SEEK Ltd.	47,111	787,947
Sonic Healthcare Ltd.	62,846	1,483,810
South32 Ltd.	613,484	1,615,424
Steadfast Group Ltd.	140,069	548,512
Stockland Corp. Ltd. unit	319,983	907,015
Suncorp Group Ltd.	168,633	1,611,843
Telstra Group Ltd.	532,937	1,524,968
The GPT Group unit	258,996	755,019
The Lottery Corp. Ltd.	293,108	1,017,873
Transurban Group unit	408,617	3,935,872
Treasury Wine Estates Ltd.	97,568	737,285
Vicinity Centres unit	515,212	683,484
Washington H. Soul Pattinson & Co. Ltd.	32,325	715,434
Wesfarmers Ltd.	150,721	5,026,531
Westpac Banking Corp.	468,196	7,025,645
Whitehaven Coal Ltd.	116,077	539,545
WiseTech Global Ltd.	23,245	1,339,496
Woodside Energy Group Ltd.	252,738	6,514,369
Woolworths Group Ltd.	161,641	4,193,138
WorleyParsons Ltd.	49,397	576,004
TOTAL AUSTRALIA		180,692,057
Austria - 0.2%
ams-OSRAM AG (a)(b)	36,186	320,676
Andritz AG	9,488	501,365
BAWAG Group AG (c)	11,281	549,473
CA Immobilien Anlagen AG	6,263	200,043
Erste Group Bank AG	47,722	1,803,930
Immofinanz AG (d)	7,756	0
Lenzing AG (a)(b)	2,470	124,518
Mondi PLC	66,319	1,162,184
Oesterreichische Post AG (b)	4,147	151,152
OMV AG	18,825	848,622
Raiffeisen International Bank-Holding AG (a)	18,302	296,211
UNIQA Insurance Group AG	15,017	122,678
Verbund AG	4,331	358,812
Voestalpine AG	14,328	474,184
Wienerberger AG	15,066	493,970
TOTAL AUSTRIA		7,407,818
Belgium - 0.6%
Ackermans & Van Haaren SA	3,027	527,185
Aedifica SA	6,128	421,109
Ageas	23,414	991,904
Anheuser-Busch InBev SA NV	131,943	7,547,886
Cofinimmo SA	3,997	312,903
D'ieteren Group	2,984	520,680
Elia Group SA/NV	4,979	612,587
Euronav NV	18,666	305,591
Galapagos NV (a)	6,983	293,456
Groupe Bruxelles Lambert SA	13,334	1,078,150
KBC Group NV	45,009	3,387,593
Lotus Bakeries SA	55	440,240
Sofina SA	2,169	515,597
Solvay SA Class A	9,643	1,156,730
UCB SA	16,967	1,502,118
Umicore SA	27,395	811,307
Warehouses de Pauw	19,978	590,441
TOTAL BELGIUM		21,015,477
Brazil - 1.3%
3R Petroleum Oleo e Gas SA (a)	29,395	220,987
Aliansce Sonae Shopping Centers SA	54,300	279,151
Ambev SA	589,900	1,853,749
Atacadao SA	73,600	213,543
B3 SA - Brasil Bolsa Balcao	772,300	2,433,470
Banco Bradesco SA	202,659	636,423
Banco BTG Pactual SA unit	154,800	1,113,349
Banco do Brasil SA	191,400	1,950,529
BB Seguridade Participacoes SA	87,500	575,839
BRF SA (a)	92,200	190,298
CCR SA	146,200	410,890
Centrais Eletricas Brasileiras SA (Electrobras)	163,851	1,339,221
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	46,800	575,010
Companhia Paranaense de Energia-COPEL unit	32,800	286,261
Companhia Siderurgica Nacional SA (CSN)	74,200	217,167
Compania de Saneamento do Parana unit	32,200	142,725
Cosan SA	159,300	671,730
Embraer SA (a)	94,500	369,906
Energisa SA unit	36,200	384,220
Eneva SA (a)	163,300	461,712
ENGIE Brasil Energia SA	35,250	328,292
Equatorial Energia SA	119,924	850,595
Hapvida Participacoes e Investimentos SA (a)(c)	658,200	668,117
Hypera SA	51,000	466,563
Klabin SA unit	115,000	559,344
Localiza Rent a Car SA	108,082	1,536,404
Lojas Renner SA	126,740	502,538
Magazine Luiza SA (a)	368,980	261,397
Multiplan Empreendimentos Imobiliarios SA	32,400	180,954
Natura & Co. Holding SA	114,188	441,177
Nu Holdings Ltd. (a)	308,223	2,453,455
PagSeguro Digital Ltd. (a)	27,618	313,740
Petroleo Brasileiro SA - Petrobras (ON)	493,600	3,633,564
Prio SA (a)	90,200	870,193
Raia Drogasil SA	150,592	922,580
Rede D'Oregon Sao Luiz SA (c)	116,905	889,998
Rumo SA	152,100	747,513
Sendas Distribuidora SA	162,100	461,747
StoneCo Ltd. Class A (a)	35,027	507,541
Suzano Papel e Celulose SA	103,753	1,054,699
Telefonica Brasil SA	58,000	516,496
TIM SA	103,400	313,562
Totvs SA	63,000	393,954
Transmissora Alianca de Energia Eletrica SA	26,600	202,506
Ultrapar Participacoes SA	98,200	392,281
Vale SA	484,743	7,089,575
Vibra Energia SA	151,100	547,363
Weg SA	196,700	1,660,537
Wheaton Precious Metals Corp.	60,416	2,709,133
XP, Inc. (depository receipt) (a)	34,772	936,004
Yara International ASA	22,379	915,028
TOTAL BRAZIL		47,653,030
Cameroon - 0.0%
Golar LNG Ltd.	13,868	334,496
Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	65,669	3,442,686
Air Canada (a)	45,141	831,856
Alamos Gold, Inc.	51,952	641,791
Algonquin Power & Utilities Corp.	92,436	762,677
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	101,275	5,127,304
AltaGas Ltd.	38,381	757,637
ARC Resources Ltd. (b)	83,320	1,258,662
ATCO Ltd. Class I (non-vtg.)	9,336	266,490
B2Gold Corp.	161,480	559,636
Bank of Montreal	94,733	8,803,384
Bank of Nova Scotia	159,265	8,019,714
Barrick Gold Corp. (Canada)	235,032	4,060,235
BCE, Inc.	39,583	1,709,815
BlackBerry Ltd. (a)	69,888	355,628
Bombardier, Inc. Class B (sub. vtg.) (a)	11,469	574,037
Brookfield Asset Management Ltd. Class A	48,247	1,627,442
Brookfield Corp. (Canada) Class A	190,507	6,650,011
Brookfield Infrastructure Corp. Class A	13,247	619,529
CAE, Inc. (a)	41,973	959,046
Cameco Corp.	57,923	2,036,409
Canadian Imperial Bank of Commerce	121,225	5,339,361
Canadian National Railway Co.	79,776	9,670,038
Canadian Natural Resources Ltd.	146,172	8,889,040
Canadian Pacific Kansas City Ltd.	124,181	10,217,752
Canadian Tire Ltd. Class A (non-vtg.)	7,249	995,614
Canadian Utilities Ltd. Class A (non-vtg.)	17,351	432,114
CCL Industries, Inc. Class B	19,623	940,785
Cenovus Energy, Inc. (Canada)	182,700	3,474,854
CGI, Inc. Class A (sub. vtg.) (a)	28,239	2,869,621
Constellation Software, Inc.	2,626	5,548,046
Descartes Systems Group, Inc. (Canada) (a)	11,200	873,560
Dollarama, Inc.	37,914	2,497,410
Element Fleet Management Corp.	52,681	849,752
Emera, Inc.	35,682	1,447,412
Empire Co. Ltd. Class A (non-vtg.)	20,608	559,642
Enbridge, Inc.	269,497	9,908,023
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,025	2,413,393
Finning International, Inc.	20,345	700,770
FirstService Corp.	5,260	823,793
Fortis, Inc.	64,244	2,738,524
Franco-Nevada Corp.	25,644	3,742,023
George Weston Ltd.	8,698	1,001,624
GFL Environmental, Inc.	26,683	911,186
Gibson Energy, Inc.	18,772	305,642
Gildan Activewear, Inc.	23,892	743,041
Great-West Lifeco, Inc.	35,197	1,061,529
Hydro One Ltd. (c)	42,499	1,198,925
iA Financial Corp., Inc.	14,004	970,239
Imperial Oil Ltd.	23,049	1,241,725
Intact Financial Corp.	23,272	3,438,076
Ivanhoe Mines Ltd. (a)	76,863	814,882
Keyera Corp.	30,729	769,245
Kinross Gold Corp.	164,288	818,543
Loblaw Companies Ltd.	20,316	1,802,580
Magna International, Inc. Class A (sub. vtg.)	35,468	2,281,152
Manulife Financial Corp.	247,290	4,943,362
MEG Energy Corp. (a)	33,701	600,850
Methanex Corp.	9,472	426,892
Metro, Inc.	31,578	1,699,534
National Bank of Canada	44,903	3,516,916
Northland Power, Inc.	33,927	656,336
Nutrien Ltd.	66,162	4,559,315
Nuvei Corp. (Canada) (a)(c)	8,402	286,534
Onex Corp. (sub. vtg.)	8,905	546,935
Open Text Corp.	36,245	1,556,832
Pan American Silver Corp.	49,150	831,933
Parkland Corp.	23,745	648,434
Pembina Pipeline Corp.	74,090	2,345,776
Power Corp. of Canada (sub. vtg.)	74,962	2,123,824
Quebecor, Inc. Class B (sub. vtg.)	21,158	517,939
Restaurant Brands International, Inc.	41,277	3,159,984
RioCan (REIT)	22,429	341,032
Rogers Communications, Inc. Class B (non-vtg.)	48,772	2,135,590
Royal Bank of Canada	185,417	18,382,106
Saputo, Inc.	32,148	678,725
Shopify, Inc. Class A (a)	159,956	10,805,658
SNC-Lavalin Group, Inc.	23,098	671,053
SSR Mining, Inc.	27,272	397,297
Stantec, Inc.	14,784	1,001,184
Sun Life Financial, Inc.	77,647	4,086,529
Suncor Energy, Inc.	174,670	5,465,350
TC Energy Corp.	135,796	4,866,886
Teck Resources Ltd. Class B (sub. vtg.)	60,113	2,670,473
TELUS Corp.	63,425	1,129,351
TFI International, Inc. (Canada)	10,435	1,339,342
The Toronto-Dominion Bank	243,852	16,081,121
Thomson Reuters Corp.	20,047	2,706,075
TMX Group Ltd.	36,795	817,574
Toromont Industries Ltd.	10,821	921,958
Tourmaline Oil Corp.	42,634	2,209,538
Tricon Residential, Inc.	34,473	322,077
West Fraser Timber Co. Ltd.	8,004	674,360
Whitecap Resources, Inc.	84,214	672,486
WSP Global, Inc.	16,567	2,282,179
TOTAL CANADA		250,433,245
Chile - 0.2%
Antofagasta PLC	45,255	974,259
Banco de Chile	6,100,881	679,213
Banco de Credito e Inversiones	9,141	274,575
Banco Santander Chile	8,126,276	433,850
Cencosud SA	162,209	348,608
Compania Cervecerias Unidas SA	17,327	143,665
Compania Sud Americana de Vapores SA	1,996,558	151,120
Empresas CMPC SA	136,957	270,340
Empresas COPEC SA	52,206	400,438
Enel Americas SA (a)	2,503,236	338,362
Enel Chile SA	3,341,625	230,583
Falabella SA	101,130	279,663
Lundin Mining Corp.	88,256	789,094
Parque Arauco SA	91,986	147,472
TOTAL CHILE		5,461,242
China - 6.9%
AAC Technology Holdings, Inc.	98,500	224,561
Agricultural Bank of China Ltd. (H Shares)	4,105,000	1,489,588
Airtac International Group	18,650	552,049
Akeso, Inc. (a)(c)	61,000	321,077
Alibaba Group Holding Ltd. (a)	2,062,640	26,359,273
Alibaba Health Information Technology Ltd. (a)	546,000	386,455
Aluminum Corp. of China Ltd. (H Shares)	518,000	255,716
Anhui Conch Cement Co. Ltd. (H Shares)	162,000	487,107
Anta Sports Products Ltd.	163,200	1,910,546
Autohome, Inc. ADR Class A	7,866	251,476
Baidu, Inc. Class A (a)	302,728	5,918,571
Bank of China Ltd. (H Shares)	10,367,000	3,841,648
Bank of Communications Co. Ltd. (H Shares)	2,859,000	1,722,974
BeiGene Ltd. (a)	114,563	1,897,453
Bilibili, Inc. Class Z (a)	31,695	602,834
BOC Hong Kong (Holdings) Ltd.	475,000	1,443,473
BYD Co. Ltd. (H Shares)	115,707	4,121,255
BYD Electronic International Co. Ltd.	101,000	387,221
CGN Power Co. Ltd. (H Shares) (c)	1,444,000	353,645
China CITIC Bank Corp. Ltd. (H Shares)	1,222,000	589,150
China Coal Energy Co. Ltd. (H Shares)	267,000	192,746
China Conch Venture Holdings Ltd.	198,500	247,905
China Construction Bank Corp. (H Shares)	13,128,000	7,651,768
China Everbright International Ltd.	470,000	186,821
China Evergrande New Energy Vehicle Group Ltd. (a)(b)	366,500	93,048
China Feihe Ltd. (c)	429,000	261,287
China Galaxy Securities Co. Ltd. (H Shares)	465,500	270,983
China Gas Holdings Ltd.	389,200	433,670
China Hongqiao Group Ltd.	280,500	269,390
China International Capital Corp. Ltd. (H Shares) (c)	191,200	420,699
China Life Insurance Co. Ltd. (H Shares)	996,000	1,736,860
China Literature Ltd. (a)(c)	51,200	231,089
China Longyuan Power Grid Corp. Ltd. (H Shares)	461,000	442,741
China Medical System Holdings Ltd.	160,000	268,756
China Mengniu Dairy Co. Ltd.	401,000	1,514,246
China Merchants Bank Co. Ltd. (H Shares)	442,500	2,181,606
China Merchants Holdings International Co. Ltd.	203,272	278,887
China Minsheng Banking Corp. Ltd. (H Shares)	848,500	323,128
China National Building Materials Co. Ltd. (H Shares)	584,000	366,924
China Overseas Land and Investment Ltd.	490,000	1,153,547
China Pacific Insurance (Group) Co. Ltd. (H Shares)	314,000	841,478
China Petroleum & Chemical Corp. (H Shares)	3,312,000	1,847,337
China Power International Development Ltd.	712,000	266,581
China Railway Group Ltd. (H Shares)	573,000	375,441
China Resource Gas Group Ltd.	124,200	428,391
China Resources Beer Holdings Co. Ltd.	206,000	1,319,378
China Resources Land Ltd.	384,000	1,777,481
China Resources Mixc Lifestyle Services Ltd. (c)	82,355	395,993
China Resources Power Holdings Co. Ltd.	244,000	527,490
China Shenhua Energy Co. Ltd. (H Shares)	451,500	1,348,902
China State Construction International Holdings Ltd.	236,000	288,384
China Taiping Insurance Group Ltd.	174,800	194,100
China Tower Corp. Ltd. (H Shares) (c)	6,152,000	694,170
China Vanke Co. Ltd. (H Shares)	280,200	394,491
ChinaSoft International Ltd.	360,000	224,339
Chow Tai Fook Jewellery Group Ltd.	290,800	504,870
CIFI Holdings Group Co. Ltd. (d)	507,495	49,455
CITIC Pacific Ltd.	838,000	941,271
CITIC Securities Co. Ltd. (H Shares)	203,875	437,086
Cmoc Group Ltd. (H Shares)	492,000	328,046
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	450,500	475,402
Country Garden Holdings Co. Ltd. (b)	1,473,120	298,443
Country Garden Services Holdings Co. Ltd.	263,000	296,085
CRRC Corp. Ltd. (H Shares)	595,000	327,296
CSPC Pharmaceutical Group Ltd.	1,132,160	945,665
Daqo New Energy Corp. ADR (a)	7,573	295,877
ENN Energy Holdings Ltd.	102,300	1,229,741
ESR Group Ltd. (c)	330,000	575,466
Far East Horizon Ltd.	225,000	168,774
Full Truck Alliance Co. Ltd. ADR (a)	81,001	606,697
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	85,200	377,992
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	55,520	355,236
GCL Technology Holdings Ltd.	2,565,000	555,828
Geely Automobile Holdings Ltd.	653,000	942,797
Genscript Biotech Corp. (a)	144,000	368,544
GF Securities Co. Ltd. (H Shares)	145,000	231,289
Great Wall Motor Co. Ltd. (H Shares)	297,000	402,149
Guangdong Investment Ltd.	366,000	316,306
Guangzhou Automobile Group Co. Ltd. (H Shares)	412,000	257,800
H World Group Ltd. (a)	191,640	917,460
Haidilao International Holding Ltd. (c)	159,000	445,467
Haier Smart Home Co. Ltd.	308,600	1,014,828
Haitong Securities Co. Ltd. (H Shares)	365,600	255,019
Hansoh Pharmaceutical Group Co. Ltd. (c)	150,000	242,342
Hengan International Group Co. Ltd.	88,500	363,696
Hua Hong Semiconductor Ltd. (a)(c)	82,000	277,578
Huatai Securities Co. Ltd. (H Shares) (c)	191,600	272,209
Hygeia Healthcare Holdings Co. (c)	47,600	307,307
Industrial & Commercial Bank of China Ltd. (H Shares)	9,484,000	4,631,301
Innovent Biologics, Inc. (a)(c)	154,000	683,225
iQIYI, Inc. ADR (a)	62,322	395,121
JD Health International, Inc. (a)(c)	141,600	1,022,206
JD Logistics, Inc. (a)(c)	258,600	436,366
JD.com, Inc. Class A	326,726	6,764,400
JinkoSolar Holdings Co. Ltd. ADR (a)	5,622	238,654
Kanzhun Ltd. ADR (a)	27,418	512,168
KE Holdings, Inc. ADR (a)	90,099	1,569,525
Kingboard Chemical Holdings Ltd.	92,000	254,805
Kingdee International Software Group Co. Ltd. (a)	369,000	641,583
Kingsoft Corp. Ltd.	128,600	549,925
Kuaishou Technology Class B (a)(c)	263,400	2,269,612
Kunlun Energy Co. Ltd.	540,000	439,677
Lenovo Group Ltd.	996,000	1,141,730
Li Auto, Inc. Class A (a)	150,632	3,233,623
Li Ning Co. Ltd.	315,000	1,898,345
Longfor Properties Co. Ltd. (c)	224,000	595,981
Meituan Class B (a)(c)	635,790	12,137,307
Microport Scientific Corp. (a)	103,200	206,164
Minth Group Ltd.	96,000	305,889
NetEase, Inc.	244,270	5,320,282
New China Life Insurance Co. Ltd. (H Shares)	108,800	313,890
New Oriental Education & Technology Group, Inc. (a)	200,440	1,141,811
NIO, Inc. sponsored ADR (a)(b)	189,999	2,906,985
Nongfu Spring Co. Ltd. (H Shares) (c)	237,200	1,377,779
PDD Holdings, Inc. ADR (a)	72,471	6,509,345
People's Insurance Co. of China Group Ltd. (H Shares)	1,087,000	416,742
PetroChina Co. Ltd. (H Shares)	2,816,000	2,054,526
PICC Property & Casualty Co. Ltd. (H Shares)	926,000	1,080,486
Ping An Insurance Group Co. of China Ltd. (H Shares)	825,000	6,011,563
Pop Mart International Group Ltd. (c)	97,800	275,258
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	1,047,000	641,714
Prosus NV	155,139	12,286,541
Qifu Technology, Inc. ADR	19,540	390,018
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	319,600	411,441
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	55,500	145,886
Shenzhou International Group Holdings Ltd.	105,200	1,106,779
Silergy Corp.	44,000	461,157
Sinopharm Group Co. Ltd. (H Shares)	176,400	553,024
SITC International Holdings Co. Ltd.	170,000	370,565
Smoore International Holdings Ltd. (c)	225,000	250,708
Sunny Optical Technology Group Co. Ltd.	94,000	910,603
TAL Education Group ADR (a)	68,229	558,113
Tencent Holdings Ltd.	805,000	36,998,728
Tencent Music Entertainment Group ADR (a)	84,788	592,668
Tingyi (Cayman Islands) Holding Corp.	248,000	382,864
Tongcheng Travel Holdings Ltd. (a)	149,600	360,242
Topsports International Holdings Ltd. (c)	378,000	346,549
Trip.com Group Ltd. (a)	71,246	2,909,888
Tsingtao Brewery Co. Ltd. (H Shares)	74,000	663,247
Vipshop Holdings Ltd. ADR (a)	43,298	815,301
Want Want China Holdings Ltd.	650,000	452,564
Weichai Power Co. Ltd. (H Shares)	260,000	383,387
Wharf Holdings Ltd.	160,000	374,617
Wilmar International Ltd.	415,100	1,204,953
WuXi AppTec Co. Ltd. (H Shares) (c)	54,084	510,056
Wuxi Biologics (Cayman), Inc. (a)(c)	475,000	2,685,956
Xiaomi Corp. Class B (a)(c)	1,934,200	3,045,555
Xinyi Solar Holdings Ltd.	611,097	658,197
XPeng, Inc. Class A (a)	147,714	1,575,656
Yadea Group Holdings Ltd. (c)	160,000	362,308
Yangzijiang Shipbuilding Holdings Ltd.	365,200	422,943
Yankuang Energy Group Co. Ltd. (H Shares)	285,000	427,560
Yum China Holdings, Inc. (b)	56,080	3,422,002
Zai Lab Ltd. (a)	100,480	307,268
Zhaojin Mining Industry Co. Ltd. (H Shares)	188,000	270,951
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	79,200	257,944
Zhongsheng Group Holdings Ltd. Class H	73,500	256,815
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	74,200	294,939
Zijin Mining Group Co. Ltd. (H Shares)	770,000	1,319,058
ZTE Corp. (H Shares)	102,200	372,165
ZTO Express, Inc. sponsored ADR	55,954	1,555,521
TOTAL CHINA		246,602,875
Colombia - 0.0%
Bancolombia SA	36,729	312,679
Czech Republic - 0.0%
CEZ A/S	21,695	960,077
Komercni Banka A/S	10,251	336,162
MONETA Money Bank A/S (c)	43,726	172,069
TOTAL CZECH REPUBLIC		1,468,308
Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	414	832,594
Series B	727	1,493,409
Ascendis Pharma A/S sponsored ADR (a)	6,688	602,923
Carlsberg A/S Series B	12,706	1,905,694
Chr. Hansen Holding A/S	13,832	1,044,941
Coloplast A/S Series B	15,838	1,968,591
Danske Bank A/S	90,688	2,152,325
Demant A/S (a)	12,775	509,500
DSV A/S	23,902	4,785,761
Genmab A/S (a)	8,837	3,642,609
Novo Nordisk A/S Series B	215,481	34,746,794
Novozymes A/S Series B	28,119	1,410,638
ORSTED A/S (c)	25,259	2,203,370
Pandora A/S	11,802	1,181,349
SimCorp A/S	5,306	569,557
Tryg A/S	47,886	946,076
Vestas Wind Systems A/S (a)	134,816	3,605,853
TOTAL DENMARK		63,601,984
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	42,838	65,449
Commercial International Bank SAE	317,566	518,999
EFG-Hermes Holding SAE	129,805	69,229
Talaat Moustafa Group Holding	179,895	54,609
TOTAL EGYPT		708,286
Finland - 0.7%
Elisa Corp. (A Shares)	20,303	1,059,010
Fortum Corp.	57,411	777,049
Huhtamaki Oyj	12,707	451,414
Kesko Oyj	35,764	715,473
Kone OYJ (B Shares)	53,770	2,757,362
Metso Corp.	94,187	1,069,243
Neste OYJ	57,530	2,116,487
Nokia Corp.	714,499	2,808,652
Nordea Bank ABP	424,128	4,797,952
Orion Oyj (B Shares)	14,489	556,617
Sampo Oyj (A Shares)	63,909	2,817,042
Stora Enso Oyj (R Shares)	80,626	988,872
UPM-Kymmene Corp.	71,839	2,377,508
Valmet Corp.	21,722	575,827
Wartsila Corp.	65,196	818,978
TOTAL FINLAND		24,687,486
France - 6.1%
Accor SA	22,314	841,279
Adevinta ASA Class B (a)	37,767	279,292
Air Liquide SA	69,873	12,562,743
Airbus Group NV	82,016	12,080,958
Alstom SA	41,335	1,265,688
Alstom SA rights (a)(e)	41,335	11,362
Arkema SA	8,650	931,666
AXA SA	261,203	8,029,077
BNP Paribas SA	151,608	9,998,219
Bouygues SA	27,661	990,860
Bureau Veritas SA	38,995	1,071,018
Capgemini SA	21,101	3,823,893
Carrefour SA	78,542	1,570,144
Compagnie de St.-Gobain	68,674	4,642,174
Compagnie Generale des Etablissements Michelin SCA Series B	95,430	3,125,052
Credit Agricole SA	181,765	2,256,680
Danone SA	84,991	5,190,124
Dassault Systemes SA	92,400	3,950,475
Edenred SA	33,395	2,169,288
Eiffage SA	10,509	1,093,301
Engie SA	246,152	4,038,204
EssilorLuxottica SA	40,551	8,156,531
Gecina SA	7,444	804,963
Getlink SE	52,744	927,582
Hermes International SCA	4,648	10,305,275
Kering SA	9,597	5,510,263
L'Oreal SA	33,606	15,637,154
Legrand SA	35,582	3,564,834
LVMH Moet Hennessy Louis Vuitton SE	34,845	32,362,919
Orange SA	251,822	2,846,556
Pernod Ricard SA	27,150	5,988,196
Publicis Groupe SA	31,627	2,549,940
Renault SA	27,775	1,218,643
Safran SA	46,637	7,742,353
Sartorius Stedim Biotech	3,222	1,007,867
Societe Generale Series A	100,272	2,727,070
Sodexo SA	11,167	1,146,039
Teleperformance	7,918	1,146,995
Thales SA	14,247	2,129,599
TotalEnergies SE	312,164	18,965,999
Unibail-Rodamco-Westfield NV (a)	14,149	802,110
Veolia Environnement SA	89,478	2,913,309
VINCI SA	70,886	8,322,343
Vivendi SA	105,287	940,228
Worldline SA (a)(c)	33,555	1,329,281
TOTAL FRANCE		218,967,546
Germany - 4.7%
adidas AG	23,825	4,809,910
Allianz SE	53,814	12,861,511
BASF AG	122,582	6,571,746
Bayer AG	130,850	7,652,559
Bayerische Motoren Werke AG (BMW)	42,549	5,186,322
Beiersdorf AG	13,078	1,693,877
BioNTech SE ADR (a)	12,443	1,354,669
Brenntag SE	20,692	1,603,480
Carl Zeiss Meditec AG	4,958	574,297
Commerzbank AG	140,572	1,680,828
Continental AG	14,534	1,160,477
Covestro AG (a)(c)	25,896	1,390,320
Daimler Truck Holding AG	69,114	2,595,087
Deutsche Bank AG	276,034	3,059,274
Deutsche Borse AG	25,342	4,855,566
Deutsche Lufthansa AG (a)	79,445	801,696
Deutsche Telekom AG	465,840	10,155,886
DHL Group	132,072	6,784,359
E.ON SE	300,121	3,796,455
Evonik Industries AG	28,725	594,079
Fresenius Medical Care AG & Co. KGaA	26,701	1,386,703
Fresenius SE & Co. KGaA	54,933	1,723,179
GEA Group AG	22,044	935,320
Hannover Reuck SE	8,024	1,712,867
HeidelbergCement AG	19,396	1,571,719
HelloFresh AG (a)	23,042	656,422
Henkel AG & Co. KGaA	13,157	919,177
Infineon Technologies AG	174,024	7,645,829
K+S AG	26,246	499,956
Knorr-Bremse AG	8,632	606,847
LEG Immobilien AG (a)	9,779	691,999
Mercedes-Benz Group AG (Germany)	104,207	8,322,276
Merck KGaA	17,250	3,030,827
MTU Aero Engines AG	7,158	1,670,848
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,342	6,909,224
Nemetschek SE	7,274	529,772
Puma AG	13,568	916,943
Rheinmetall AG	5,829	1,649,673
RWE AG	90,150	3,878,563
SAP SE	145,812	19,890,451
Scout24 AG (c)	9,999	661,613
Siemens AG	100,318	17,098,423
Siemens Energy AG (a)	65,369	1,106,129
Siemens Healthineers AG (c)	37,578	2,182,365
Symrise AG	17,789	1,943,125
Vonovia SE	106,420	2,479,585
Zalando SE (a)(c)	30,149	1,040,873
TOTAL GERMANY		170,843,106
Greece - 0.1%
Alpha Bank SA (a)	266,843	479,846
Eurobank Ergasias Services and Holdings SA (a)	333,584	582,256
Hellenic Telecommunications Organization SA	25,813	407,273
Jumbo SA	14,948	446,055
Motor Oil (HELLAS) Corinth Refineries SA	8,736	220,920
Mytilineos SA	13,992	582,446
National Bank of Greece SA (a)	73,730	507,474
OPAP SA	25,282	445,039
Piraeus Financial Holdings SA (a)	77,461	292,639
Public Power Corp. of Greece (a)	28,952	342,520
Star Bulk Carriers Corp. (b)	9,697	175,322
Terna Energy SA	6,405	123,170
TOTAL GREECE		4,604,960
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	23,223	360,377
Hong Kong - 1.5%
AIA Group Ltd.	1,549,200	15,499,346
ASMPT Ltd.	42,300	411,398
CK Asset Holdings Ltd.	258,829	1,493,455
CK Infrastructure Holdings Ltd.	82,500	436,360
CLP Holdings Ltd.	222,500	1,810,207
Futu Holdings Ltd. ADR (a)(b)	9,174	552,275
Hang Lung Properties Ltd.	254,000	394,081
Hang Seng Bank Ltd.	96,500	1,468,739
Henderson Land Development Co. Ltd.	172,500	533,227
HKT Trust/HKT Ltd. unit	491,000	578,580
Hong Kong & China Gas Co. Ltd.	1,449,393	1,239,592
Hong Kong Exchanges and Clearing Ltd.	158,853	6,636,103
Hongkong Land Holdings Ltd.	140,939	501,743
Hysan Development Co. Ltd.	76,000	179,307
Jardine Matheson Holdings Ltd.	32,561	1,607,862
Link (REIT)	342,334	1,916,024
MTR Corp. Ltd.	208,998	960,722
New World Development Co. Ltd.	191,000	469,730
Orient Overseas International Ltd.	17,500	291,483
Power Assets Holdings Ltd.	183,000	957,366
Prudential PLC	366,530	5,089,757
Sino Biopharmaceutical Ltd.	1,343,500	606,383
Sino Land Ltd.	449,062	549,891
Sun Hung Kai Properties Ltd.	200,500	2,517,604
Swire Pacific Ltd. (A Shares)	59,500	495,522
Swire Properties Ltd.	132,800	332,047
Techtronic Industries Co. Ltd.	244,500	2,760,418
WH Group Ltd. (c)	1,069,500	583,722
Wharf Real Estate Investment Co. Ltd.	204,000	1,092,077
Xinyi Glass Holdings Ltd.	350,000	578,030
TOTAL HONG KONG		52,543,051
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	66,862	528,022
OTP Bank PLC	29,685	1,080,225
Richter Gedeon PLC	17,632	444,777
TOTAL HUNGARY		2,053,024
India - 2.8%
Adani Enterprises Ltd.	36,487	1,105,702
Adani Ports & Special Economic Zone Ltd.	98,742	933,931
Asian Paints Ltd.	60,273	2,475,231
Axis Bank Ltd.	303,534	3,520,684
Bajaj Finance Ltd.	35,575	3,157,930
Bajaj Finserv Ltd.	50,168	974,994
Bharti Airtel Ltd.	328,108	3,550,381
HCL Technologies Ltd.	141,909	1,926,919
HDFC Bank Ltd.	550,741	11,057,903
Hindalco Industries Ltd.	195,802	1,101,386
Hindustan Unilever Ltd.	119,099	3,708,520
ICICI Bank Ltd.	689,165	8,400,076
IndusInd Bank Ltd.	76,877	1,325,296
Infosys Ltd.	481,810	7,975,346
ITC Ltd.	397,913	2,253,260
Jio Financial Services Ltd. (d)	459,403	1,462,727
Kotak Mahindra Bank Ltd.	145,824	3,291,945
Larsen & Toubro Ltd.	91,808	2,993,305
Mahindra & Mahindra Ltd.	127,947	2,295,080
Maruti Suzuki India Ltd.	17,762	2,121,062
NTPC Ltd.	636,852	1,690,864
Oil & Natural Gas Corp. Ltd.	522,388	1,124,621
Reliance Industries Ltd.	460,153	14,263,680
State Bank of India	237,762	1,793,045
Tata Consultancy Services Ltd.	136,547	5,680,797
Tata Motors Ltd.	235,974	1,848,712
Tata Power Co. Ltd./The	229,580	660,768
Tata Steel Ltd.	1,087,067	1,627,825
Tech Mahindra Ltd.	84,981	1,152,679
Titan Co. Ltd.	55,810	2,038,619
Vedanta Ltd.	144,901	486,292
Wipro Ltd.	194,920	961,473
TOTAL INDIA		98,961,053
Indonesia - 0.6%
Indofood Sukses Makmur Tbk PT	584,200	283,771
PT Adaro Energy Indonesia Tbk	1,964,400	313,939
PT Aneka Tambang Tbk	1,042,100	137,173
PT Astra International Tbk	2,681,500	1,218,055
PT Bank Central Asia Tbk	7,403,500	4,479,903
PT Bank Mandiri (Persero) Tbk	6,006,900	2,280,471
PT Bank Negara Indonesia (Persero) Tbk	1,026,200	603,947
PT Bank Rakyat Indonesia (Persero) Tbk	9,532,453	3,571,509
PT Barito Pacific Tbk	3,786,280	194,587
PT Bukit Asam Tbk	455,700	83,706
PT Bumi Resources Minerals Tbk (a)	10,447,200	118,466
PT Bumi Resources Tbk (a)	21,880,300	185,721
PT Chandra Asri Petrochemical Tbk	3,042,800	427,768
PT Charoen Pokphand Indonesia Tbk (a)	1,008,200	345,984
PT Elang Mahkota Teknologi Tbk	5,517,600	237,828
PT GoTo Gojek Tokopedia Tbk (a)	122,250,096	916,065
PT Indah Kiat Pulp & Paper Tbk	351,100	213,035
PT Indo Tambangraya Megah Tbk	53,600	96,679
PT Indocement Tunggal Prakarsa Tbk	222,800	154,025
PT Indofood CBP Sukses Makmur Tbk	323,900	240,562
PT Kalbe Farma Tbk	2,765,100	351,138
PT Merdeka Copper Gold Tbk (a)	1,807,910	420,807
PT Mitra Keluarga Karyasehat Tbk	652,600	125,933
PT Perusahaan Gas Negara Tbk Series B	1,266,800	114,667
PT Sarana Menara Nusantara Tbk	2,660,500	179,072
PT Semen Indonesia (Persero) Tbk	454,560	210,249
PT Sumber Alfaria Trijaya Tbk	2,487,400	445,357
PT Telkom Indonesia Persero Tbk	6,369,800	1,569,366
PT United Tractors Tbk	207,400	378,560
PT Vale Indonesia Tbk	298,800	136,223
TOTAL INDONESIA		20,034,566
Ireland - 0.4%
Bank of Ireland Group PLC	134,506	1,419,146
CRH PLC	99,065	5,901,392
Kerry Group PLC Class A	20,773	2,063,815
Kingspan Group PLC (Ireland)	20,621	1,655,114
Ryanair Holdings PLC sponsored ADR (a)	12,837	1,316,178
Smurfit Kappa Group PLC	34,814	1,377,625
TOTAL IRELAND		13,733,270
Israel - 0.5%
Airport City Ltd. (a)	8,600	129,585
Alony Hetz Properties & Investments Ltd.	19,190	161,280
Amot Investments Ltd.	26,702	143,218
Azrieli Group	4,755	270,558
Bank Hapoalim BM (Reg.)	165,842	1,474,091
Bank Leumi le-Israel BM	203,734	1,627,478
Bezeq The Israel Telecommunication Corp. Ltd.	268,331	355,425
Big Shopping Centers Ltd. (a)	1,755	165,111
Check Point Software Technologies Ltd. (a)	13,027	1,722,300
Clal Insurance Enterprises Holdings Ltd. (a)	7,526	114,671
Delek Group Ltd.	1,216	171,652
Elbit Systems Ltd. (Israel)	3,341	709,701
Electra Israel Ltd.	265	116,778
Enlight Renewable Energy Ltd. (a)	14,825	285,803
First International Bank of Israel	7,412	313,483
Global-e Online Ltd. (a)	12,583	566,864
Harel Insurance Investments and Financial Services Ltd.	16,348	129,080
Icl Group Ltd.	99,894	662,944
Isracard Ltd.	23,224	96,328
Israel Corp. Ltd. (Class A)	529	164,744
Israel Discount Bank Ltd. (Class A)	167,275	886,728
JFrog Ltd. (a)	8,340	256,622
Kornit Digital Ltd. (a)	6,826	216,316
Melisron Ltd.	2,779	183,672
Mivne Real Estate KD Ltd.	72,617	191,524
Mizrahi Tefahot Bank Ltd.	20,438	738,217
NICE Ltd. (a)	8,522	1,842,476
Nova Ltd. (a)	3,935	488,898
OPC Energy Ltd. (a)	12,463	88,812
Paz Oil Co. Ltd. (a)	1,269	138,060
Perion Network Ltd. (a)	6,432	235,347
Plus500 Ltd.	14,561	281,424
Radware Ltd. (a)	4,785	89,910
Reit 1 Ltd.	25,237	109,826
Shapir Engineering and Industry Ltd.	17,410	124,301
Shufersal Ltd. (a)	34,256	181,685
Strauss Group Ltd. (a)	6,955	163,875
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	148,850	1,250,340
The Phoenix Holdings Ltd.	20,884	214,654
Tower Semiconductor Ltd. (a)	14,887	551,888
Wix.com Ltd. (a)	7,654	721,925
ZIM Integrated Shipping Services Ltd. (b)	11,549	174,852
TOTAL ISRAEL		18,512,446
Italy - 1.5%
A2A SpA	211,877	404,300
Amplifon SpA	12,052	408,004
Assicurazioni Generali SpA	159,453	3,397,674
Azimut Holding SpA	14,654	346,087
Banco BPM SpA	200,542	1,002,815
Brunello Cucinelli SpA	4,538	383,944
Davide Campari Milano NV	71,497	961,412
DiaSorin SpA	3,543	397,539
Enel SpA	1,031,616	7,113,197
Eni SpA	332,935	5,082,874
Ferrari NV (Italy)	17,085	5,473,937
FinecoBank SpA	82,143	1,274,814
Hera SpA	108,933	338,236
Infrastrutture Wireless Italiane SpA (c)	47,225	592,711
Interpump Group SpA	10,988	597,783
Intesa Sanpaolo SpA	2,207,659	6,383,815
Italgas SpA	66,488	391,835
Leonardo SpA	54,176	733,562
Mediobanca SpA	84,885	1,131,172
Moncler SpA	27,919	2,017,403
Nexi SpA (a)(c)	112,418	973,255
Poste Italiane SpA (c)	61,349	701,176
Prada SpA	67,100	475,359
Prysmian SpA	35,352	1,409,020
Recordati SpA	13,636	703,911
Reply SpA	3,134	339,759
Snam SpA	272,729	1,433,957
Telecom Italia SpA (a)	1,251,068	360,807
Telecom Italia SpA (Risparmio Shares) (a)	934,067	261,989
Terna - Rete Elettrica Nazionale	187,978	1,588,970
UniCredit SpA	257,705	6,525,157
Unipol Gruppo SpA	52,826	294,244
TOTAL ITALY		53,500,718
Japan - 16.2%
Activia Properties, Inc.	92	267,726
Adeka Corp.	13,800	279,123
Advance Residence Investment Corp.	193	470,070
Advantest Corp.	24,300	3,335,026
AEON Co. Ltd.	116,500	2,520,557
AGC, Inc.	30,200	1,090,270
Aica Kogyo Co. Ltd.	8,200	194,589
Air Water, Inc.	31,500	442,836
Aisin Seiki Co. Ltd.	24,200	785,035
Ajinomoto Co., Inc.	71,000	2,763,343
Alfresa Holdings Corp.	28,200	449,765
Alps Alpine Co. Ltd.	26,400	232,982
Amada Co. Ltd.	49,200	483,302
Ana Holdings, Inc. (a)	21,700	519,525
Aozora Bank Ltd.	16,800	344,998
Asahi Group Holdings	67,800	2,666,439
ASAHI INTECC Co. Ltd.	31,800	652,250
Asahi Kasei Corp.	188,000	1,281,174
Asics Corp.	25,600	805,798
Astellas Pharma, Inc.	243,600	3,562,005
Azbil Corp.	16,600	522,743
Bandai Namco Holdings, Inc.	89,400	2,019,693
Bank of Kyoto Ltd.	10,100	595,003
BayCurrent Consulting, Inc.	18,400	593,394
Bic Camera, Inc.	19,500	146,389
Biprogy, Inc.	10,000	245,036
Bridgestone Corp.	81,400	3,371,808
Brother Industries Ltd.	33,900	527,450
Calbee, Inc.	15,500	300,870
Canon, Inc.	138,400	3,577,001
Capcom Co. Ltd.	21,100	949,214
Casio Computer Co. Ltd.	28,000	238,934
Central Japan Railway Co.	27,400	3,492,771
Chiba Bank Ltd.	95,000	666,900
Chubu Electric Power Co., Inc.	101,900	1,276,749
Chugai Pharmaceutical Co. Ltd.	85,100	2,532,682
Chugoku Electric Power Co., Inc. (a)	45,200	313,523
Coca-Cola West Co. Ltd.	19,100	220,114
COMSYS Holdings Corp.	17,200	343,420
Concordia Financial Group Ltd.	160,000	730,468
Cosmo Energy Holdings Co. Ltd.	10,700	331,007
Cosmos Pharmaceutical Corp.	2,900	334,917
Credit Saison Co. Ltd.	19,800	315,932
CyberAgent, Inc.	56,100	354,073
Dai Nippon Printing Co. Ltd.	36,000	1,022,064
Dai-ichi Mutual Life Insurance Co.	132,600	2,708,110
Daicel Chemical Industries Ltd.	38,700	357,988
Daifuku Co. Ltd.	49,900	1,064,538
Daiichi Sankyo Kabushiki Kaisha	259,500	7,992,501
Daikin Industries Ltd.	39,100	7,905,971
Daito Trust Construction Co. Ltd.	9,200	988,774
Daiwa House Industry Co. Ltd.	88,800	2,410,611
Daiwa House REIT Investment Corp.	283	556,989
Daiwa Office Investment Corp.	35	154,008
Daiwa Securities Group, Inc.	199,600	1,080,462
Denka Co. Ltd.	10,900	214,951
DENSO Corp.	67,000	4,653,478
Dentsu Group, Inc.	30,200	1,008,754
Dic Corp.	10,100	190,336
Disco Corp.	11,900	2,236,913
Dowa Holdings Co. Ltd.	8,500	274,122
East Japan Railway Co.	50,300	2,847,263
Ebara Corp.	10,700	504,220
Eisai Co. Ltd.	39,600	2,498,504
Electric Power Development Co. Ltd.	22,200	351,105
ENEOS Holdings, Inc.	411,900	1,492,238
Exeo Group, Inc.	14,100	292,922
Ezaki Glico Co. Ltd.	7,000	185,007
Fancl Corp.	10,400	182,027
FANUC Corp.	127,900	3,912,773
Fast Retailing Co. Ltd.	25,000	6,248,902
Food & Life Companies Ltd.	14,800	290,767
Frontier Real Estate Investment Corp.	63	209,240
Fuji Electric Co. Ltd.	20,200	911,282
FUJIFILM Holdings Corp.	55,200	3,199,904
Fujitsu Ltd.	24,300	3,140,305
Fukuoka Financial Group, Inc.	25,800	620,223
GLP J-REIT	627	617,458
GMO Payment Gateway, Inc.	5,800	441,732
GOLDWIN, Inc.	4,900	401,947
Hakuhodo DY Holdings, Inc.	39,100	448,812
Hamamatsu Photonics K.K.	19,500	938,369
Hankyu Hanshin Holdings, Inc.	32,600	1,081,816
Harmonic Drive Systems, Inc.	6,900	189,639
Haseko Corp.	28,400	369,411
Hikari Tsushin, Inc.	2,700	399,881
Hirose Electric Co. Ltd.	4,300	543,753
Hisamitsu Pharmaceutical Co., Inc.	10,700	341,612
Hitachi Construction Machinery Co. Ltd.	13,100	391,992
Hitachi Ltd.	125,000	8,169,613
Honda Motor Co. Ltd.	226,700	7,227,513
Horiba Ltd.	5,500	324,012
Hoshizaki Corp.	15,700	601,227
House Foods Group, Inc.	11,400	263,234
Hoya Corp.	47,600	5,530,721
Hulic Co. Ltd.	80,100	680,989
Ibiden Co. Ltd.	18,600	1,127,780
Idemitsu Kosan Co. Ltd.	29,757	627,498
IHI Corp.	21,100	517,915
Iida Group Holdings Co. Ltd.	24,300	426,081
Industrial & Infrastructure Fund Investment Corp.	296	309,597
INPEX Corp.	140,800	1,813,629
Internet Initiative Japan, Inc.	17,000	315,946
Invincible Investment Corp.	772	319,620
Isetan Mitsukoshi Holdings Ltd.	54,100	586,006
Isuzu Motors Ltd.	83,000	1,074,656
ITO EN Ltd.	8,800	251,446
Itochu Corp.	196,200	7,929,920
ITOCHU Techno-Solutions Corp.	11,800	298,764
Iwatani Corp.	7,300	389,361
J. Front Retailing Co. Ltd.	37,600	365,521
Japan Airlines Co. Ltd.	19,900	430,270
Japan Airport Terminal Co. Ltd.	12,700	591,325
Japan Exchange Group, Inc.	69,600	1,211,084
Japan Hotel REIT Investment Corp.	566	280,881
Japan Logistics Fund, Inc.	115	242,909
Japan Post Bank Co. Ltd.	183,600	1,526,720
Japan Post Holdings Co. Ltd.	309,600	2,261,093
Japan Post Insurance Co. Ltd.	27,200	439,456
Japan Prime Realty Investment Corp.	125	311,039
Japan Real Estate Investment Corp.	185	743,823
Japan Retail Fund Investment Corp.	935	640,794
Japan Steel Works Ltd.	10,700	222,251
Japan Tobacco, Inc.	146,200	3,240,211
JEOL Ltd.	7,200	246,368
JFE Holdings, Inc.	76,100	1,228,705
JGC Holdings Corp.	35,600	498,222
JSR Corp.	27,800	795,709
JTEKT Corp.	31,800	299,190
K's Holdings Corp.	21,600	198,137
Kadokawa Corp.	16,600	410,843
Kagome Co. Ltd.	10,900	242,878
Kajima Corp.	62,200	981,979
Kakaku.com, Inc.	17,300	258,165
Kamigumi Co. Ltd.	13,300	308,322
Kaneka Corp.	8,700	255,744
Kansai Electric Power Co., Inc.	110,600	1,453,780
Kansai Paint Co. Ltd.	34,600	566,432
Kao Corp.	62,400	2,370,676
Kawasaki Heavy Industries Ltd.	22,400	570,293
Kawasaki Kisen Kaisha Ltd.	27,600	830,726
KDDI Corp.	208,600	6,139,453
Keihan Electric Railway Co., Ltd.	13,800	390,530
Keikyu Corp.	38,900	369,545
Keio Corp.	16,400	544,572
Keisei Electric Railway Co.	23,200	962,148
Kenedix Office Investment Corp.	106	251,840
Kewpie Corp.	14,700	238,430
Keyence Corp.	26,600	11,921,527
Kikkoman Corp.	26,000	1,495,688
Kinden Corp.	16,900	232,833
Kintetsu Group Holdings Co. Ltd.	25,000	838,400
Kirin Holdings Co. Ltd.	111,600	1,649,309
Kobayashi Pharmaceutical Co. Ltd.	7,200	395,667
Kobe Bussan Co. Ltd.	19,400	516,552
Kobe Steel Ltd.	53,400	582,552
Koei Tecmo Holdings Co. Ltd.	15,080	257,790
Koito Manufacturing Co. Ltd.	34,500	633,060
Kokuyo Co. Ltd.	13,300	213,152
Komatsu Ltd.	129,800	3,636,276
Konami Group Corp.	13,200	739,400
Konica Minolta, Inc.	69,200	255,952
Kose Corp.	4,900	479,443
Kubota Corp.	151,200	2,279,186
Kuraray Co. Ltd.	48,400	486,330
Kurita Water Industries Ltd.	13,900	557,798
Kyocera Corp.	46,400	2,493,105
Kyowa Hakko Kirin Co., Ltd.	33,600	641,462
Kyushu Electric Power Co., Inc. (a)	61,600	418,403
Kyushu Financial Group, Inc.	55,800	271,028
Kyushu Railway Co.	21,500	471,061
LaSalle Logiport REIT	217	232,002
Lasertec Corp.	10,400	1,574,371
Lawson, Inc.	6,800	340,944
Lion Corp.	40,300	385,111
LIXIL Group Corp.	38,700	494,410
M3, Inc.	56,500	1,295,888
Mabuchi Motor Co. Ltd.	7,100	203,720
Makita Corp.	37,400	1,048,141
Marubeni Corp.	227,100	4,012,342
Marui Group Co. Ltd.	28,300	506,263
Maruichi Steel Tube Ltd.	9,800	231,869
MatsukiyoCocokara & Co.	18,800	1,098,809
Mazda Motor Corp.	80,400	797,608
McDonald's Holdings Co. (Japan) Ltd.	11,200	440,867
Mebuki Financial Group, Inc.	137,900	365,821
Medipal Holdings Corp.	28,700	491,530
Meiji Holdings Co. Ltd.	38,000	878,248
Mercari, Inc. (a)	15,800	399,373
Minebea Mitsumi, Inc.	53,300	984,588
Misumi Group, Inc.	37,600	685,715
Mitsubishi Chemical Holdings Corp.	188,400	1,124,984
Mitsubishi Corp.	195,000	9,958,001
Mitsubishi Electric Corp.	286,300	4,127,518
Mitsubishi Estate Co. Ltd.	168,200	2,061,407
Mitsubishi Gas Chemical Co., Inc.	29,100	435,380
Mitsubishi Heavy Industries Ltd.	45,100	2,133,821
Mitsubishi Logistics Corp.	9,200	230,800
Mitsubishi Materials Corp.	16,500	294,707
Mitsubishi Motors Corp. of Japan	87,100	349,955
Mitsubishi UFJ Financial Group, Inc.	1,610,800	12,970,571
Mitsubishi UFJ Lease & Finance Co. Ltd.	109,700	724,753
Mitsui & Co. Ltd.	206,700	8,050,643
Mitsui Chemicals, Inc.	25,600	734,179
Mitsui Fudosan Co. Ltd.	127,500	2,615,603
Mitsui Fudosan Logistics Park, Inc.	71	252,529
Mitsui High-Tec, Inc.	2,900	202,418
Mitsui OSK Lines Ltd.	47,800	1,234,773
Miura Co. Ltd.	14,400	362,568
Mizuho Financial Group, Inc.	337,940	5,733,275
MonotaRO Co. Ltd.	33,300	406,346
Mori Hills REIT Investment Corp.	199	202,406
Morinaga & Co. Ltd.	5,600	181,976
MS&AD Insurance Group Holdings, Inc.	59,300	2,205,852
Murata Manufacturing Co. Ltd.	85,600	5,084,787
Nabtesco Corp.	17,100	361,797
Nagase & Co. Ltd.	15,700	269,382
Nagoya Railroad Co. Ltd.	27,300	439,153
Nankai Electric Railway Co. Ltd.	15,900	336,854
NEC Corp.	36,700	1,852,993
Net One Systems Co. Ltd.	12,100	265,449
Nexon Co. Ltd.	60,500	1,152,675
NGK Insulators Ltd.	37,400	457,954
NH Foods Ltd.	13,000	375,018
NHK Spring Co. Ltd.	27,400	218,984
Nichirei Corp.	16,900	385,956
Nidec Corp.	70,800	4,228,528
Nifco, Inc.	12,400	368,692
Nihon Kohden Corp.	11,300	297,701
Nihon M&A Center Holdings, Inc.	40,600	232,016
Nikon Corp.	43,800	577,576
Nintendo Co. Ltd.	155,700	7,043,052
Nippon Accommodations Fund, Inc.	73	345,848
Nippon Building Fund, Inc.	226	946,796
Nippon Express Holdings, Inc.	11,400	667,901
Nippon Kayaku Co. Ltd.	22,000	202,657
Nippon Paint Holdings Co. Ltd.	142,800	1,306,896
Nippon Sanso Holdings Corp.	28,200	680,297
Nippon Shinyaku Co. Ltd.	8,600	347,833
Nippon Shokubai Co. Ltd.	4,300	165,242
Nippon Steel & Sumitomo Metal Corp.	126,900	2,895,423
Nippon Telegraph & Telephone Corp.	3,972,500	4,555,340
Nippon Yusen KK	68,600	1,662,621
Nishi-Nippon Railroad Co. Ltd.	9,900	178,634
Nissan Chemical Corp.	18,800	843,235
Nissan Motor Co. Ltd.	313,300	1,380,133
Nisshin Seifun Group, Inc.	36,300	450,098
Nissin Food Holdings Co. Ltd.	10,900	919,411
Niterra Co. Ltd.	23,700	500,105
Nitori Holdings Co. Ltd.	11,700	1,435,515
Nitto Denko Corp.	20,100	1,426,985
NOF Corp.	11,100	478,362
Nomura Holdings, Inc.	403,300	1,668,442
Nomura Real Estate Holdings, Inc.	16,000	396,218
Nomura Real Estate Master Fund, Inc.	622	739,763
Nomura Research Institute Ltd.	58,000	1,648,065
NSK Ltd.	66,000	426,299
NTT Data Corp.	86,400	1,199,755
Obayashi Corp.	95,400	881,477
OBIC Co. Ltd.	8,800	1,439,398
Odakyu Electric Railway Co. Ltd.	46,800	683,257
Oji Holdings Corp.	136,600	538,661
Olympus Corp.	169,200	2,755,082
OMRON Corp.	27,700	1,484,057
Ono Pharmaceutical Co. Ltd.	62,700	1,148,998
Open House Group Co. Ltd.	9,000	341,869
Oracle Corp. Japan	4,500	315,552
Oriental Land Co. Ltd.	155,000	5,937,862
ORIX Corp.	156,800	3,010,022
ORIX JREIT, Inc.	384	488,283
Osaka Gas Co. Ltd.	54,600	858,924
Otsuka Corp.	15,500	644,667
Otsuka Holdings Co. Ltd.	74,500	2,736,179
Pan Pacific International Holdings Ltd.	71,600	1,413,731
Panasonic Holdings Corp.	311,100	3,840,029
Park24 Co. Ltd. (a)	18,700	246,196
Penta-Ocean Construction Co. Ltd.	36,300	196,803
PeptiDream, Inc. (a)	13,600	172,790
Persol Holdings Co. Ltd.	24,900	491,472
Pigeon Corp.	15,000	202,439
Rakuten Group, Inc.	194,700	759,695
Recruit Holdings Co. Ltd.	226,000	7,827,664
Relo Group, Inc.	14,400	198,593
Renesas Electronics Corp. (a)	187,900	3,625,313
Rengo Co. Ltd.	31,300	199,221
Resona Holdings, Inc.	317,300	1,727,179
Resonac Holdings Corp.	23,900	390,508
Ricoh Co. Ltd.	82,000	728,268
Rinnai Corp.	17,100	372,134
ROHM Co. Ltd.	11,600	1,084,455
Rohto Pharmaceutical Co. Ltd.	29,000	617,650
Ryohin Keikaku Co. Ltd.	37,700	488,790
Sankyu, Inc.	7,400	256,177
Sanrio Co. Ltd.	9,100	423,385
Santen Pharmaceutical Co. Ltd.	50,400	440,001
Sanwa Holdings Corp.	31,200	423,705
Sapporo Holdings Ltd.	10,300	271,500
SBI Holdings, Inc. Japan	36,100	761,129
Screen Holdings Co. Ltd.	6,300	679,310
SCSK Corp.	21,600	358,697
Secom Co. Ltd.	28,600	1,916,450
Sega Sammy Holdings, Inc.	20,800	454,408
Seibu Holdings, Inc.	36,700	407,720
Seiko Epson Corp.	42,000	688,609
Seino Holdings Co. Ltd.	22,400	351,985
Sekisui Chemical Co. Ltd.	58,600	889,308
Sekisui House (REIT), Inc.	615	364,854
Sekisui House Ltd.	90,900	1,852,312
Seven & i Holdings Co. Ltd.	106,300	4,403,233
Seven Bank Ltd.	93,400	202,734
SG Holdings Co. Ltd.	63,800	930,328
Sharp Corp. (a)	28,300	168,091
SHIFT, Inc. (a)	1,600	377,886
Shimadzu Corp.	36,200	1,096,954
Shimamura Co. Ltd.	3,000	297,016
SHIMANO, Inc.	11,200	1,688,144
SHIMIZU Corp.	90,300	621,782
Shin-Etsu Chemical Co. Ltd.	269,700	8,885,227
Shinko Electric Industries Co. Ltd.	9,200	370,936
Shionogi & Co. Ltd.	37,700	1,579,934
Ship Healthcare Holdings, Inc.	10,700	173,250
Shiseido Co. Ltd.	53,600	2,347,225
Shizuoka Financial Group	75,900	633,011
SHO-BOND Holdings Co. Ltd.	6,800	275,939
Skylark Holdings Co. Ltd. (a)	30,600	395,768
SMC Corp.	8,200	4,273,925
SoftBank Corp.	373,800	4,150,865
SoftBank Group Corp.	135,300	6,881,688
Sohgo Security Services Co., Ltd.	54,500	332,750
Sojitz Corp.	28,140	667,575
Sompo Holdings, Inc.	46,500	2,056,244
Sony Group Corp.	168,300	15,764,029
Sotetsu Holdings, Inc.	12,500	241,670
Square Enix Holdings Co. Ltd.	11,900	550,730
Stanley Electric Co. Ltd.	20,800	383,572
Subaru Corp.	82,500	1,557,911
Sugi Holdings Co. Ltd.	4,500	200,383
Sumco Corp.	47,300	688,230
Sumitomo Chemical Co. Ltd.	218,900	674,095
Sumitomo Corp.	166,700	3,570,343
Sumitomo Electric Industries Ltd.	106,200	1,358,619
Sumitomo Forestry Co. Ltd.	25,900	624,265
Sumitomo Heavy Industries Ltd.	15,500	380,568
Sumitomo Metal Mining Co. Ltd.	36,700	1,267,661
Sumitomo Mitsui Financial Group, Inc.	183,000	8,573,858
Sumitomo Mitsui Trust Holdings, Inc.	49,100	1,907,537
Sumitomo Realty & Development Co. Ltd.	63,800	1,706,834
Sumitomo Rubber Industries Ltd.	23,200	236,705
Sundrug Co. Ltd.	9,400	277,246
Suntory Beverage & Food Ltd.	16,400	583,421
Suzuken Co. Ltd.	9,600	279,973
Suzuki Motor Corp.	65,600	2,626,951
Sysmex Corp.	22,700	1,535,778
T&D Holdings, Inc.	78,700	1,278,429
Taiheiyo Cement Corp.	17,100	356,628
Taisei Corp.	25,500	965,403
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	281,553
Taiyo Yuden Co. Ltd.	16,700	497,015
Takara Holdings, Inc.	24,300	213,766
Takashimaya Co. Ltd.	21,500	312,227
Takeda Pharmaceutical Co. Ltd.	210,384	6,432,460
TDK Corp.	51,300	1,960,553
TechnoPro Holdings, Inc.	15,100	390,940
Teijin Ltd.	25,500	272,270
Terumo Corp.	99,700	3,259,443
The Hachijuni Bank Ltd.	68,000	349,834
THK Co. Ltd.	15,200	303,968
TIS, Inc.	30,300	767,377
Tobu Railway Co. Ltd.	27,800	734,937
Toho Co. Ltd.	17,500	681,475
Toho Gas Co. Ltd.	12,100	226,537
Tohoku Electric Power Co., Inc. (a)	69,800	464,385
Tokai Carbon Co. Ltd.	28,700	254,793
Tokio Marine Holdings, Inc.	268,400	6,171,855
Tokyo Century Corp.	6,700	261,944
Tokyo Electric Power Co., Inc. (a)	110,400	438,449
Tokyo Electron Ltd.	62,900	9,440,476
Tokyo Gas Co. Ltd.	54,000	1,224,124
Tokyo Ohka Kogyo Co. Ltd.	5,600	352,891
Tokyo Tatemono Co. Ltd.	29,700	396,132
Tokyu Corp.	84,300	1,069,268
Tokyu Fudosan Holdings Corp.	82,500	489,613
Toppan, Inc.	47,000	1,104,094
Toray Industries, Inc.	214,300	1,197,845
Toshiba Corp.	57,400	1,851,535
Tosoh Corp.	43,400	566,352
Toto Ltd.	21,400	657,501
Toyo Seikan Group Holdings Ltd.	21,400	347,704
Toyo Suisan Kaisha Ltd.	13,900	575,385
Toyo Tire Corp.	17,300	233,723
Toyota Industries Corp.	27,400	1,976,059
Toyota Motor Corp.	1,675,800	28,176,502
Toyota Tsusho Corp.	31,600	1,842,491
Trend Micro, Inc.	18,500	872,562
Tsumura & Co.	9,300	172,939
Tsuruha Holdings, Inc.	5,100	391,287
Ube Corp.	14,200	258,867
Ulvac, Inc.	6,300	269,908
Unicharm Corp.	58,900	2,179,222
United Urban Investment Corp.	426	459,642
Ushio, Inc.	16,300	225,541
USS Co. Ltd.	29,400	508,995
Welcia Holdings Co. Ltd.	14,000	263,340
West Japan Railway Co.	32,700	1,343,030
Yakult Honsha Co. Ltd.	21,300	1,182,643
Yamada Holdings Co. Ltd.	102,400	309,219
Yamaguchi Financial Group, Inc.	30,300	235,346
Yamaha Corp.	23,200	896,918
Yamaha Motor Co. Ltd.	46,800	1,368,488
Yamato Holdings Co. Ltd.	43,800	819,566
Yamazaki Baking Co. Ltd.	23,100	333,189
Yaskawa Electric Corp.	35,700	1,548,552
Yokogawa Electric Corp.	31,100	582,913
Yokohama Rubber Co. Ltd.	18,000	402,727
Z Holdings Corp.	350,200	974,303
Zenkoku Hosho Co. Ltd.	6,700	234,958
Zensho Holdings Co. Ltd.	12,100	644,273
Zeon Corp.	26,400	284,106
ZOZO, Inc.	14,100	274,735
TOTAL JAPAN		584,273,527
Jordan - 0.0%
Hikma Pharmaceuticals PLC	23,968	642,562
Korea (South) - 3.7%
Advanced Nano Products Co. Ltd.	1,013	130,339
AfreecaTV Co. Ltd.	925	52,848
Alteogen, Inc.	5,282	184,373
AMOREPACIFIC Corp.	4,054	357,579
AMOREPACIFIC Group, Inc.	3,556	76,256
BGF Retail Co. Ltd.	1,057	138,648
Bioneer Corp. (a)	2,875	104,630
BNK Financial Group, Inc.	37,089	196,226
Celltrion Healthcare Co. Ltd.	14,488	746,103
Celltrion Pharm, Inc.	2,532	175,773
Celltrion, Inc.	14,180	1,626,951
Cheil Worldwide, Inc.	9,535	135,445
Chunbo Co. Ltd.	655	97,656
CJ CheilJedang Corp.	1,093	239,520
CJ Corp.	2,025	102,699
CJ ENM Co. Ltd. (a)	1,525	76,744
CJ Logistics Corp.	1,224	68,973
Cosmax, Inc. (a)	979	78,613
Cosmo AM&T Co. Ltd. (a)	2,880	409,104
Cosmochemical Co. Ltd. (a)	3,256	141,430
Coupang, Inc. Class A (a)	136,697	2,481,051
Coway Co. Ltd.	7,069	226,833
CS Wind Corp.	4,208	244,368
Daeduck Electronics Co. Ltd.	4,174	118,420
Daejoo Electronic Materials Co. Ltd.	1,907	150,295
Daewoo Engineering & Construction Co. Ltd. (a)	31,772	112,395
DB HiTek Co. Ltd.	5,044	232,912
Db Insurance Co. Ltd.	6,720	397,082
Delivery Hero AG (a)(c)	25,797	1,170,432
DGB Financial Group Co. Ltd.	23,590	134,961
DL E&C Co. Ltd.	4,223	101,136
Dongjin Semichem Co. Ltd.	4,812	159,494
Dongkuk CM Co. Ltd.	2,408	18,978
Dongkuk Steel Mill Co. Ltd.	3,996	40,407
Dongkuk Steel Mill Co. Ltd.	1,283	15,082
Doosan Bobcat, Inc.	6,706	307,032
Doosan Co. Ltd.	1,763	146,949
Doosan Fuel Cell Co. Ltd. (a)	4,950	105,375
Doosan Heavy Industries & Construction Co. Ltd. (a)	55,866	764,719
Douzone Bizon Co. Ltd.	3,311	71,003
E-Mart, Inc.	2,429	143,909
Ecopro BM Co. Ltd.	7,188	2,357,146
Ecopro Co. Ltd.	2,625	2,479,710
EO Technics Co. Ltd.	1,095	137,119
F&F Co. Ltd.	2,581	209,070
Fila Holdings Corp.	5,651	175,582
Foosung Co. Ltd.	6,152	65,145
Green Cross Corp.	736	64,054
GS Engineering & Construction Corp.	11,461	131,050
GS Holdings Corp.	13,602	401,336
GS Retail Co. Ltd.	5,350	88,977
Hana Financial Group, Inc.	38,911	1,196,821
Hana Tour Service, Inc. (a)	1,756	66,792
HanAll BioPharma Co. Ltd. (a)	4,391	82,306
Hanjin Kal Corp.	2,444	81,102
Hankook Tire Co. Ltd.	10,109	306,185
Hanmi Pharm Co. Ltd.	893	186,257
Hanmi Science Co. Ltd.	3,953	98,537
Hanmi Semiconductor Co. Ltd.	6,639	252,005
Hanon Systems	20,525	137,024
Hansol Chemical Co. Ltd.	1,281	196,503
Hanwha Aerospace Co. Ltd.	4,539	434,106
Hanwha Corp.	6,192	149,503
Hanwha Life Insurance Co. Ltd. (a)	40,931	75,761
Hanwha Ocean Co. Ltd. (a)	5,393	197,322
Hanwha Solutions Corp. (a)	15,058	446,064
Hanwha Systems Co. Ltd.	9,598	114,180
HD Hyundai Co. Ltd.	6,144	296,208
HD Hyundai Heavy Industries Co. Ltd. (a)	2,797	305,811
Hd Hyundai Infracore Co. Ltd.	16,797	161,960
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6,053	584,115
Hite Jinro Co. Ltd.	4,195	66,649
HL Mando Co. Ltd.	4,182	151,050
HLB, Inc.	15,494	398,349
HMM Co. Ltd.	48,169	659,359
Hotel Shilla Co.	4,099	241,567
HUGEL, Inc. (a)	785	66,291
HYBE Co. Ltd. (a)	2,421	497,380
Hyosung Advanced Materials Co.	303	112,642
Hyosung TNC Co. Ltd.	344	91,403
Hyundai Bioscience Co. Ltd. (a)	4,540	88,297
Hyundai Department Store Co. Ltd.	1,691	73,319
Hyundai Elevator Co. Ltd.	3,570	116,791
Hyundai Engineering & Construction Co. Ltd.	9,603	281,088
Hyundai Fire & Marine Insurance Co. Ltd.	6,711	150,479
Hyundai Glovis Co. Ltd.	3,146	429,161
Hyundai Mipo Dockyard Co. Ltd. (a)	3,128	228,654
Hyundai Mobis	8,725	1,591,057
Hyundai Motor Co. Ltd.	18,634	2,858,423
Hyundai Rotem Co. Ltd. (a)	9,926	243,543
Hyundai Steel Co.	11,266	318,744
Hyundai Wia Corp.	2,121	104,745
Industrial Bank of Korea	40,821	331,943
JB Financial Group Co. Ltd.	12,995	87,059
JYP Entertainment Corp.	3,623	386,765
Kakao Corp.	41,672	1,673,116
Kakao Games Corp. (a)	6,188	152,555
Kakao Pay Corp. (a)	3,126	122,817
KakaoBank Corp.	42,208	858,880
Kangwon Land, Inc.	14,150	172,761
KB Financial Group, Inc.	50,730	2,026,926
KCC Corp.	541	89,763
KEPCO E&C	1,921	113,662
KEPCO Plant Service & Engineering Co. Ltd.	3,214	85,021
Kia Corp.	35,975	2,328,470
Kiwoom Securities Co. Ltd.	1,898	144,387
Koh Young Technology, Inc.	5,425	58,678
Kolon Industries, Inc.	1,827	73,925
Korea Aerospace Industries Ltd.	10,041	386,640
Korea Electric Power Corp. (a)	34,067	512,079
Korea Gas Corp. (a)	4,105	79,676
Korea Investment Holdings Co. Ltd.	5,575	213,144
Korea Petro Chemical Industries Co. Ltd.	536	56,213
Korea Zinc Co. Ltd.	1,753	677,756
Korean Air Lines Co. Ltd.	25,116	483,559
Korean Reinsurance Co.	13,195	71,359
KRAFTON, Inc. (a)	4,881	656,291
KT&G Corp.	14,876	961,680
Kum Yang Co. Ltd. (a)	4,873	606,780
Kumho Petro Chemical Co. Ltd.	2,195	206,320
L&F Co. Ltd.	3,163	637,442
Leeno Industrial, Inc.	1,102	145,413
LegoChem Biosciences, Inc. (a)	2,651	73,136
LG Chemical Ltd.	6,312	3,201,152
LG Corp.	17,507	1,144,096
LG Display Co. Ltd. (a)	29,962	316,032
LG Electronics, Inc.	14,390	1,220,828
LG Energy Solution (a)	5,643	2,473,218
LG H & H Co. Ltd.	1,275	427,089
LG Innotek Co. Ltd.	1,882	388,855
LG Uplus Corp.	27,331	214,118
Lotte Chemical Corp.	2,502	294,901
Lotte Confectionery Co. Ltd.	4,679	93,198
Lotte Energy Materials Corp.	3,083	132,226
Lotte Fine Chemical Co. Ltd.	1,855	94,077
Lotte Shopping Co. Ltd.	1,410	77,247
LS Corp.	3,609	341,490
LS Electric Co. Ltd.	2,064	170,745
LX International Corp.	3,292	99,065
Lx Semicon Co. Ltd.	1,546	123,780
Medytox, Inc.	653	110,901
Meritz Financial Holdings Co.	14,982	576,898
Mirae Asset Securities Co. Ltd.	29,893	162,131
Naturecell Co. Ltd. (a)	6,871	42,052
NAVER Corp.	19,871	3,530,286
NCSOFT Corp.	2,185	472,836
Netmarble Corp. (a)(c)	3,202	123,297
NH Investment & Securities Co. Ltd.	18,838	145,960
NongShim Co. Ltd.	539	167,473
Oci Co. Ltd.	803	85,597
Oci Holdings Co. Ltd.	1,772	151,721
Orion Corp./Republic of Korea	3,473	308,507
Pan Ocean Co., Ltd. (Korea)	32,842	122,863
Paradise Co. Ltd. (a)	7,399	83,156
Pearl Abyss Corp. (a)	5,035	220,674
People & Technology, Inc.	2,715	166,590
POSCO	9,855	4,953,821
POSCO Chemtech Co. Ltd.	4,149	1,711,269
Posco International Corp.	7,072	498,691
S-Oil Corp.	5,295	310,393
S.M. Entertainment Co. Ltd.	1,590	162,519
S1 Corp.	2,449	98,135
Sam Chun Dang Pharm Co. Ltd. (a)	1,826	91,177
Samsung Biologics Co. Ltd. (a)(c)	2,625	1,573,702
Samsung C&T Corp.	12,157	982,859
Samsung Card Co. Ltd.	2,798	62,410
Samsung Electro-Mechanics Co. Ltd.	7,530	856,887
Samsung Electronics Co. Ltd.	679,458	37,117,810
Samsung Engineering Co. Ltd. (a)	19,473	563,896
Samsung Fire & Marine Insurance Co. Ltd.	4,371	834,709
Samsung Heavy Industries Co. Ltd. (a)	99,477	703,031
Samsung Life Insurance Co. Ltd.	12,564	686,353
Samsung SDI Co. Ltd.	7,359	3,830,053
Samsung SDS Co. Ltd.	5,560	558,298
Samsung Securities Co. Ltd.	7,855	220,701
SD Biosensor, Inc.	5,624	57,001
Seegene, Inc.	5,148	93,877
Shinhan Financial Group Co. Ltd.	68,562	1,882,519
Shinsegae Co. Ltd.	915	136,922
SK Biopharmaceuticals Co. Ltd. (a)	3,892	247,949
SK Bioscience Co. Ltd. (a)	3,218	184,610
SK Chemicals Co. Ltd.	1,309	65,055
SK Hynix, Inc.	71,987	6,952,381
SK IE Technology Co. Ltd. (a)(c)	3,858	323,986
SK Innovation Co., Ltd.	6,990	1,181,667
SK Square Co. Ltd. (a)	12,988	451,325
SK, Inc.	5,097	609,540
SKC Co. Ltd.	2,789	216,533
SOLUM Co. Ltd. (a)	4,821	104,704
Solus Advanced Materials Co. Lt	1,728	48,484
Soulbrain Co. Ltd.	578	123,270
Ssangyong Cement Industrial Co. Ltd.	17,076	70,698
ST Pharm Co. Ltd.	1,103	65,176
Studio Dragon Corp. (a)	1,551	61,301
Taihan Electric Wire Co. Ltd. (a)	8,881	90,498
WeMade Entertainment Co. Ltd.	2,139	61,187
WONIK IPS Co. Ltd.	4,458	131,711
Woori Financial Group, Inc.	86,471	788,426
Youngone Corp.	2,607	117,932
Yuhan Corp.	6,950	397,074
TOTAL KOREA (SOUTH)		134,567,300
Kuwait - 0.2%
Agility Public Warehousing Co. KSC (a)	217,467	445,977
Boubyan Bank KSC	158,640	320,172
Gulf Bank	258,651	222,278
Kuwait Finance House KSCP	1,151,103	2,956,446
Mabanee Co. SAKC	85,799	246,616
Mobile Telecommunication Co.	270,406	458,599
National Bank of Kuwait	1,066,517	3,339,809
National Industries Group Holding SAK	284,016	214,491
TOTAL KUWAIT		8,204,388
Luxembourg - 0.1%
Aperam SA	5,883	185,771
ArcelorMittal SA (Netherlands)	74,566	2,156,214
Eurofins Scientific SA	17,288	1,189,530
RTL Group SA	4,681	202,371
SES SA (France) (depositary receipt)	52,282	338,581
TOTAL LUXEMBOURG		4,072,467
Macau - 0.1%
Galaxy Entertainment Group Ltd. (a)	269,000	1,952,250
Sands China Ltd. (a)	324,800	1,238,995
TOTAL MACAU		3,191,245
Malaysia - 0.4%
AMMB Holdings Bhd	320,200	274,112
Axiata Group Bhd	647,628	383,492
CelcomDigi Bhd	457,100	448,078
CIMB Group Holdings Bhd	954,596	1,174,985
Dialog Group Bhd	607,000	309,625
Gamuda Bhd	299,392	285,515
Genting Bhd	267,800	255,981
Genting Malaysia Bhd	385,300	222,173
Hong Leong Bank Bhd	101,200	439,454
IHH Healthcare Bhd	424,600	560,295
Inari Amertron Bhd	294,400	197,181
IOI Corp. Bhd	439,500	406,457
Kuala Lumpur Kepong Bhd	75,920	392,649
Malayan Banking Bhd	960,695	1,921,816
Malaysia Airports Holdings Bhd	123,491	188,975
Maxis Bhd	340,900	305,442
MISC Bhd	169,700	270,602
MR DIY Group M Sdn Bhd (c)	353,300	115,181
Nestle (Malaysia) Bhd	8,700	258,357
Petronas Chemicals Group Bhd	383,400	590,958
Petronas Dagangan Bhd	53,600	272,933
Petronas Gas Bhd	109,500	414,784
PPB Group Bhd	89,900	332,963
Press Metal Aluminium Holdings	467,500	522,555
Public Bank Bhd	2,062,600	1,907,528
QL Resources Bhd	154,700	188,014
RHB Bank Bhd	509,717	643,222
Sime Darby Bhd	378,000	182,754
Sime Darby Plantation Bhd	424,167	428,024
Telekom Malaysia Bhd	224,630	253,574
Tenaga Nasional Bhd	377,600	803,939
Top Glove Corp. Bhd (a)	765,900	156,271
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	297
TOTAL MALAYSIA		15,108,186
Malta - 0.0%
Kindred Group PLC (depository receipt)	31,153	374,378
Mexico - 0.7%
Alfa SA de CV Series A	402,300	246,738
America Movil S.A.B. de CV Series L	2,759,500	2,892,160
Arca Continental S.A.B. de CV	63,500	636,176
Banco del Bajio SA (c)	102,900	313,708
Borr Drilling Ltd. (a)	27,776	236,650
CEMEX S.A.B. de CV unit (a)	2,024,900	1,538,174
Coca-Cola FEMSA S.A.B. de CV unit	70,435	594,607
Controladora Axtel S.A.B. de CV	402,300	4,805
Fibra Uno Administracion SA de CV	389,100	584,638
Fomento Economico Mexicano S.A.B. de CV unit	244,300	2,768,782
Gruma S.A.B. de CV Series B	24,815	445,144
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	49,800	948,862
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	25,420	719,016
Grupo Aeroportuario Norte S.A.B. de CV	36,900	416,048
Grupo Bimbo S.A.B. de CV Series A	180,600	936,273
Grupo Carso SA de CV Series A1	66,500	528,783
Grupo Elektra SA de CV	7,170	542,192
Grupo Financiero Banorte S.A.B. de CV Series O	330,400	3,131,549
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	262,800	637,971
Grupo Mexico SA de CV Series B	415,600	2,160,276
Grupo Televisa SA de CV	351,700	372,178
Industrias Penoles SA de CV (a)	24,290	347,313
Kimberly-Clark de Mexico SA de CV Series A	189,400	444,742
Orbia Advance Corp. S.A.B. de CV	123,300	279,735
Promotora y Operadora de Infraestructura S.A.B. de CV	27,650	286,424
Ternium SA sponsored ADR	6,535	291,788
Wal-Mart de Mexico SA de CV Series V	672,600	2,800,056
TOTAL MEXICO		25,104,788
Netherlands - 3.5%
Adyen BV (a)(c)	4,142	7,687,615
Akzo Nobel NV	22,950	1,962,159
Argenx SE (a)	7,444	3,749,092
ASM International NV (Netherlands)	6,186	2,943,352
ASML Holding NV (Netherlands)	53,784	38,523,802
Euronext NV (c)	13,067	994,926
EXOR NV	15,412	1,439,350
Ferrovial SE	66,165	2,192,637
Heineken Holding NV	14,532	1,191,155
Heineken NV (Bearer)	31,407	3,074,164
IMCD NV	7,511	1,139,239
ING Groep NV (Certificaten Van Aandelen)	483,774	7,061,488
Koninklijke Ahold Delhaize NV	131,274	4,524,835
Koninklijke KPN NV	422,822	1,529,878
Koninklijke Philips Electronics NV	118,573	2,463,192
NN Group NV	39,608	1,518,989
Randstad NV	16,785	983,288
Shell PLC (London)	948,648	28,751,410
Stellantis NV (Italy)	287,827	5,900,188
Universal Music Group NV	101,637	2,606,979
Wolters Kluwer NV	34,275	4,303,668
TOTAL NETHERLANDS		124,541,406
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	161,991	845,146
Chorus Ltd.	55,328	295,532
Contact Energy Ltd.	108,638	560,718
Fisher & Paykel Healthcare Corp.	76,712	1,170,658
Fletcher Building Ltd.	107,362	372,089
Infratil Ltd.	103,710	640,922
Mainfreight Ltd.	10,979	462,673
Mercury Nz Ltd.	82,533	337,812
Meridian Energy Ltd.	164,694	577,435
Spark New Zealand Ltd.	253,478	815,514
The a2 Milk Co. Ltd. (a)	101,534	348,106
Xero Ltd. (a)	18,674	1,532,920
TOTAL NEW ZEALAND		7,959,525
Norway - 0.5%
Aker ASA (A Shares)	2,908	184,780
Aker BP ASA	41,336	1,155,445
AutoStore Holdings Ltd. (a)(b)(c)	134,363	335,276
DNB Bank ASA	120,413	2,481,410
Entra ASA (c)	14,988	146,478
Equinor ASA	139,839	4,277,463
Europris ASA (c)	19,987	121,282
Frontline PLC	18,322	305,986
Gjensidige Forsikring ASA	25,546	403,794
Kongsberg Gruppen ASA	12,324	534,301
Leroy Seafood Group ASA	37,516	156,282
Mowi ASA	61,935	1,089,281
Nordic VLSI ASA (a)	23,978	352,985
Norsk Hydro ASA	179,515	1,175,720
Orkla ASA	97,906	773,584
Salmar ASA	9,047	418,026
Schibsted ASA:
(A Shares)	9,853	211,058
(B Shares)	13,570	266,311
Sparebank 1 Sr Bank ASA (primary capital certificate)	23,883	308,463
Sparebanken Midt-Norge	17,252	242,054
Storebrand ASA (A Shares)	63,319	553,781
Telenor ASA	85,107	911,106
TGS ASA	15,898	211,920
Tomra Systems ASA	31,148	479,741
TOTAL NORWAY		17,096,527
Pakistan - 0.0%
Pakistan Petroleum Ltd.	127,006	34,373
TRG Pakistan Ltd. (a)	46,000	16,869
TOTAL PAKISTAN		51,242
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	33,718	260,303
Credicorp Ltd. (United States)	9,123	1,432,767
TOTAL PERU		1,693,070
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	315,370	308,939
ACEN Corp. (a)	971,170	92,307
Ayala Corp.	33,520	375,361
Ayala Land, Inc.	841,700	419,930
Bank of the Philippine Islands (BPI)	270,396	563,735
BDO Unibank, Inc.	280,620	741,405
Globe Telecom, Inc.	4,158	145,363
International Container Terminal Services, Inc.	109,270	431,748
JG Summit Holdings, Inc.	409,245	320,794
Jollibee Food Corp.	60,480	280,816
Manila Electric Co.	38,630	250,406
Metropolitan Bank & Trust Co.	244,564	267,186
Monde Nissin Corp. (c)	879,200	131,112
PLDT, Inc.	11,420	272,400
SM Investments Corp.	64,840	1,076,731
SM Prime Holdings, Inc.	1,534,500	933,217
Universal Robina Corp.	122,990	274,555
TOTAL PHILIPPINES		6,886,005
Poland - 0.2%
Allegro.eu SA (a)(c)	57,093	503,420
Bank Polska Kasa Opieki SA	23,692	699,703
CD Projekt RED SA	9,520	388,225
Dino Polska SA (a)(c)	6,353	707,836
Grupa Kety SA	1,236	213,835
InPost SA (a)	28,598	341,791
KGHM Polska Miedz SA (Bearer)	18,665	578,032
Kruk SA	2,263	246,997
LPP SA	140	482,319
Orange Polska SA	82,276	151,421
Orlen SA	71,179	1,270,352
PGE Polska Grupa Energetyczna SA (a)	120,846	257,099
Powszechna Kasa Oszczednosci Bank SA	114,477	1,162,017
Powszechny Zaklad Ubezpieczen SA	75,480	763,722
Santander Bank Polska SA (a)	4,584	454,778
TOTAL POLAND		8,221,547
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	1,039,738	283,855
Energias de Portugal SA	411,421	1,922,519
Galp Energia SGPS SA Class B	60,427	803,918
Jeronimo Martins SGPS SA	36,801	1,001,856
NOS SGPS	28,646	108,851
REN - Redes Energeticas Nacionais SGPS SA	45,779	125,080
TOTAL PORTUGAL		4,246,079
Qatar - 0.2%
Barwa Real Estate Co. (a)	279,620	215,860
Industries Qatar QSC (a)	263,211	963,902
Masraf al Rayan	838,905	578,476
Mesaieed Petrochemical Holding Co. (a)	594,690	318,584
Qatar Electricity & Water Co. (a)	69,678	347,433
Qatar Fuel Co. (a)	81,753	377,322
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	376,759	436,275
Qatar International Islamic Bank QSC (a)	153,574	437,939
Qatar Islamic Bank	217,252	1,262,330
Qatar National Bank SAQ (a)	595,569	2,778,231
The Commercial Bank of Qatar (a)	432,177	742,062
TOTAL QATAR		8,458,414
Romania - 0.0%
NEPI Rockcastle PLC	64,480	386,330
Russia - 0.0%
Alrosa Co. Ltd. (d)	280,800	47,376
Gazprom OAO (d)	1,373,390	145,746
LUKOIL PJSC (d)	41,065	12,890
Magnit OJSC (d)	8,984	187
MMC Norilsk Nickel PJSC (a)(d)	6,814	45,959
Mobile TeleSystems OJSC sponsored ADR (a)(d)	50,085	49,884
Novatek PJSC (d)	110,726	3,137
Polyus PJSC (a)(d)	3,653	8,712
Sberbank of Russia (d)	1,236,820	7,712
Severstal PAO (a)(d)	21,400	485
Surgutneftegas OJSC (d)	1,002,400	12,439
Tatneft PAO (d)	175,192	22,099
VK Co. Ltd. GDR (Reg. S) (a)(d)	12,713	32,037
Yandex NV Series A (a)(d)	37,320	447,840
TOTAL RUSSIA		836,503
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	63,047	248,383
ACWA Power Co.	17,823	876,043
Advanced Polypropylene Co.	17,298	209,793
Al Rajhi Bank	261,228	5,194,479
Alinma Bank	131,164	1,293,600
Almarai Co. Ltd.	33,288	611,351
Arabian Internet and Communications Services Co. Ltd.	3,397	330,500
Bank Al-Jazira	55,380	271,320
Bank Albilad	66,609	776,774
Banque Saudi Fransi	77,301	877,765
Dar Al Arkan Real Estate Development Co. (a)	73,236	330,300
Dr Sulaiman Al Habib Medical Services Group Co.	11,281	869,018
Elm Co.	3,559	645,280
Emaar The Economic City (a)	77,086	184,928
Etihad Etisalat Co.	51,321	640,897
Jarir Marketing Co.	77,020	318,214
Mobile Telecommunications Co. Saudi Arabia	60,502	216,424
Mouwasat Medical Services Co.	6,224	416,415
Nahdi Medical Co.	4,916	227,743
National Industrialization Co. (a)	42,531	160,075
Riyad Bank	196,717	1,667,449
Sabic Agriculture-Nutrients Co.	31,175	1,198,271
Sahara International Petrochemical Co.	45,946	462,938
Saudi Arabian Mining Co.	163,636	1,936,624
Saudi Awwal Bank	48,777	495,363
Saudi Basic Industries Corp.	120,310	2,748,312
Saudi Cement Co.	10,319	157,882
Saudi Electricity Co.	103,224	617,429
Saudi Industrial Investment Group	47,905	318,975
Saudi Investment Bank/The	64,193	306,284
Saudi Kayan Petrochemical Co. (a)	94,153	307,686
Saudi Research & Marketing Group (a)	4,260	212,569
Saudi Tadawul Group Holding Co.	6,174	331,444
Saudi Telecom Co.	241,168	2,725,643
The Co. for Cooperative Insurance	8,301	315,967
The Saudi National Bank	392,266	4,030,775
The Savola Group	36,447	410,947
Yanbu National Petrochemical Co.	37,250	454,753
TOTAL SAUDI ARABIA		33,398,613
Singapore - 1.1%
CapitaLand Ascendas REIT	437,897	925,355
Capitaland Ascott Trust unit	257,012	216,472
CapitaLand Investment Ltd.	328,373	839,608
CapitaMall Trust	671,138	1,029,608
City Developments Ltd.	64,500	358,455
ComfortDelgro Corp. Ltd.	291,700	276,399
DBS Group Holdings Ltd.	244,457	6,298,249
Frasers Logistics & Industrial Trust	392,700	360,289
Genting Singapore Ltd.	763,000	539,365
Grab Holdings Ltd. (a)	254,839	976,033
Jardine Cycle & Carriage Ltd.	13,500	348,020
Keppel Corp. Ltd.	183,200	1,016,745
Keppel DC (REIT)	179,300	295,294
Mapletree Industrial (REIT)	269,054	453,229
Mapletree Logistics Trust (REIT)	431,092	547,882
Mapletree Pan Asia Commercial Trust	293,018	363,587
NetLink NBN Trust	366,700	237,159
Oversea-Chinese Banking Corp. Ltd.	539,522	5,396,234
SATS Ltd. (a)	119,523	251,675
Sea Ltd. ADR (a)	48,655	3,236,531
Seatrium Ltd. (a)	5,620,676	595,988
Sembcorp Industries Ltd.	124,500	510,265
Singapore Airlines Ltd.	178,250	1,009,380
Singapore Exchange Ltd.	110,700	808,345
Singapore Technologies Engineering Ltd.	221,300	620,755
Singapore Telecommunications Ltd.	962,600	1,925,562
STMicroelectronics NV (Italy)	87,504	4,682,355
Suntec (REIT)	286,500	277,936
United Overseas Bank Ltd.	205,800	4,658,455
UOL Group Ltd.	58,600	309,801
Venture Corp. Ltd.	40,100	451,738
TOTAL SINGAPORE		39,816,769
South Africa - 1.0%
Absa Group Ltd.	111,773	1,184,058
Anglo American Platinum Ltd.	7,354	366,151
Anglo American PLC (United Kingdom)	178,522	5,489,871
Aspen Pharmacare Holdings Ltd.	52,857	566,852
Bid Corp. Ltd.	44,095	1,044,448
Bidvest Group Ltd./The	46,225	717,268
Capitec Bank Holdings Ltd.	13,003	1,303,961
Clicks Group Ltd.	35,068	550,068
Discovery Ltd. (a)	67,430	595,695
Exxaro Resources Ltd.	30,371	275,150
FirstRand Ltd.	754,142	3,069,490
Foschini Group Ltd./The	44,590	270,251
Gold Fields Ltd.	119,105	1,847,222
Growthpoint Properties Ltd.	455,584	322,765
Harmony Gold Mining Co. Ltd.	71,669	309,456
Impala Platinum Holdings Ltd.	114,857	829,620
Life Healthcare Group Holdings Ltd.	204,296	237,953
Mr Price Group Ltd.	34,029	299,594
MTN Group Ltd.	119,622	936,776
MultiChoice Group Ltd.	57,615	285,147
Naspers Ltd. Class N	29,047	5,707,356
Nedbank Group Ltd.	64,032	841,407
Northam Platinum Holdings Ltd. (a)	36,149	305,423
Old Mutual Ltd.	653,161	475,159
OUTsurance Group Ltd.	105,041	227,130
Remgro Ltd.	71,200	640,108
Sanlam Ltd.	248,392	913,496
Sappi Ltd.	68,849	148,218
Sasol Ltd.	76,844	1,072,904
Shoprite Holdings Ltd.	64,940	938,310
Sibanye-Stillwater Ltd.	383,365	728,551
Spar Group Ltd./The	23,310	140,678
Standard Bank Group Ltd.	179,949	1,921,871
Thungela Resources Ltd.	17,378	129,657
Tiger Brands Ltd.	22,526	200,449
Vodacom Group Ltd.	108,971	718,826
Woolworths Holdings Ltd.	129,384	578,778
TOTAL SOUTH AFRICA		36,190,117
Spain - 1.6%
Acciona SA	3,380	506,719
ACS Actividades de Construccion y Servicios SA	30,892	1,079,771
Aena SME SA (c)	9,822	1,570,217
Amadeus IT Holding SA Class A	59,936	4,297,974
Banco Bilbao Vizcaya Argentaria SA	802,785	6,363,176
Banco de Sabadell SA	752,541	925,882
Banco Santander SA (Spain)	2,236,121	9,061,393
Bankinter SA	87,002	562,282
CaixaBank SA	539,834	2,183,737
Cellnex Telecom SA (c)	79,075	3,229,062
EDP Renovaveis SA	38,056	726,805
Enagas SA	34,186	606,474
Endesa SA	41,859	896,777
Grifols SA (a)	30,100	441,818
Grifols SA ADR (a)	14,415	157,268
Iberdrola SA	782,775	9,772,807
Industria de Diseno Textil SA	149,337	5,716,295
Merlin Properties Socimi SA	46,925	437,002
Naturgy Energy Group SA	24,704	753,475
Redeia Corp. SA	57,979	969,287
Repsol SA	177,552	2,710,761
Telefonica SA	771,545	3,287,372
TOTAL SPAIN		56,256,354
Sweden - 2.1%
AAK AB	23,185	445,357
AddTech AB (B Shares)	34,542	643,823
AFRY AB (B Shares)	13,560	188,205
Alfa Laval AB	39,277	1,469,753
ASSA ABLOY AB (B Shares)	132,071	3,175,369
Atlas Copco AB:
(A Shares)	339,796	4,827,103
(B Shares)	208,019	2,568,026
Avanza Bank Holding AB (b)	15,457	349,921
Axfood AB	14,565	371,099
Beijer Ref AB (B Shares)	44,615	606,938
Billerud AB	27,137	231,452
Boliden AB	36,941	1,088,255
Bravida Holding AB (c)	29,163	234,381
Castellum AB	58,710	669,010
Dometic Group AB (c)	43,720	325,541
Electrolux AB (B Shares)	29,542	364,841
Elekta AB (B Shares)	45,067	365,026
Embracer Group AB (a)	115,042	330,654
Epiroc AB:
(A Shares)	84,358	1,684,261
(B Shares)	51,351	872,241
EQT AB	44,600	1,065,173
Ericsson (B Shares)	411,362	2,069,347
Essity AB (B Shares)	80,667	1,999,356
Evolution AB (c)	25,535	3,148,696
Fabege AB	37,651	326,206
Fastighets AB Balder (a)	87,788	409,817
Fortnox AB	65,327	401,157
Getinge AB (B Shares)	29,403	547,898
H&M Hennes & Mauritz AB (B Shares)	93,799	1,577,678
Hexagon AB (B Shares)	284,119	2,754,765
HEXPOL AB (B Shares)	36,135	392,369
Holmen AB (B Shares)	12,459	479,948
Hufvudstaden AB (A Shares)	15,232	186,522
Husqvarna AB (B Shares)	54,760	537,643
Industrivarden AB:
(A Shares)	24,517	695,934
(C Shares)	22,065	624,865
Indutrade AB	36,055	756,626
Investment AB Latour (B Shares)	18,332	369,204
Investor AB:
(A Shares)	74,596	1,514,399
(B Shares)	242,782	4,957,629
Kinnevik AB (B Shares) (a)	33,467	456,712
L E Lundbergforetagen AB	8,822	388,703
Lagercrantz Group AB (B Shares)	25,301	304,533
Lifco AB	27,262	549,829
Loomis AB (B Shares)	9,917	289,039
Nibe Industrier AB (B Shares)	204,737	1,842,680
Nordnet AB	22,368	331,916
Saab AB (B Shares)	10,952	577,231
Sagax AB	25,827	573,884
Sandvik AB	145,845	2,962,234
Securitas AB (B Shares)	66,368	564,668
Sinch AB (a)(b)(c)	91,730	238,118
Skandinaviska Enskilda Banken AB (A Shares)	227,170	2,752,654
Skanska AB (B Shares)	52,771	841,216
SKF AB (B Shares)	49,459	942,533
SSAB AB (B Shares)	84,759	518,068
Svenska Cellulosa AB SCA (B Shares)	78,640	1,044,409
Svenska Handelsbanken AB (A Shares)	205,355	1,803,008
Sweco AB (B Shares)	27,104	279,115
Swedbank AB (A Shares)	122,388	2,243,385
Swedish Orphan Biovitrum AB (a)	27,730	542,672
Tele2 AB (B Shares)	73,154	550,545
Telia Co. AB	326,178	701,228
Thule Group AB (c)	13,972	435,895
Trelleborg AB (B Shares)	28,009	745,832
Viaplay Group AB (B Shares) (a)(b)	9,403	40,841
Vitrolife AB	9,506	141,058
Volvo AB:
(A Shares)	24,831	562,840
(B Shares)	212,301	4,680,085
Volvo Car AB (a)	73,748	364,312
Wallenstam AB (B Shares)	52,192	203,584
Wihlborgs Fastigheter AB (b)	35,244	275,553
TOTAL SWEDEN		74,374,868
Switzerland - 3.7%
ABB Ltd. (Reg.)	228,067	9,151,768
Adecco SA (Reg.)	21,858	887,554
Alcon, Inc. (Switzerland)	66,597	5,654,311
Baloise Holdings AG	6,123	946,483
Compagnie Financiere Richemont SA Series A	69,576	11,204,025
DSM-Firmenich AG	27,467	3,035,097
Geberit AG (Reg.)	4,791	2,710,715
Givaudan SA	1,060	3,572,433
Julius Baer Group Ltd.	28,634	2,028,076
Kuehne & Nagel International AG	7,588	2,370,244
Lindt & Spruengli AG	14	1,698,526
Lindt & Spruengli AG (participation certificate)	137	1,674,698
Logitech International SA (Reg.)	23,145	1,631,735
Lonza Group AG	9,941	5,759,066
Novartis AG	320,716	33,578,073
Partners Group Holding AG	3,039	3,408,224
Schindler Holding AG (participation certificate)	5,438	1,317,018
SGS SA (Reg.)	20,328	1,968,346
Sika AG	20,501	6,363,879
Sonova Holding AG	6,884	1,914,305
Straumann Holding AG	15,564	2,572,732
Swatch Group AG (Bearer)	3,877	1,237,724
Swiss Life Holding AG	4,119	2,611,070
Swisscom AG	3,370	2,165,642
UBS Group AG	493,557	10,909,135
VAT Group AG (c)	3,610	1,532,092
Zurich Insurance Group Ltd.	20,014	9,657,578
TOTAL SWITZERLAND		131,560,549
Taiwan - 4.0%
Accton Technology Corp.	68,000	825,002
Acer, Inc.	419,000	465,763
Advantech Co. Ltd.	63,458	789,043
Alchip Technologies Ltd.	9,000	568,824
AP Memory Technology Corp.	17,000	205,980
ASE Technology Holding Co. Ltd.	453,000	1,654,884
Asia Cement Corp.	344,000	440,297
Asia Vital Components Co. Ltd.	41,000	419,297
ASMedia Technology, Inc.	4,000	124,881
ASPEED Tech, Inc.	4,300	316,839
ASUSTeK Computer, Inc.	94,000	1,086,705
AUO Corp.	973,000	639,684
BizLink Holding, Inc.	18,560	178,314
Catcher Technology Co. Ltd.	95,000	523,487
Cathay Financial Holding Co. Ltd.	1,276,923	1,855,403
Chailease Holding Co. Ltd.	198,096	1,308,644
Chang Hwa Commercial Bank	831,156	497,595
Cheng Shin Rubber Industry Co. Ltd.	264,000	322,391
Chicony Electronics Co. Ltd.	94,000	311,980
China Airlines Ltd.	382,000	302,703
China Development Financial Ho	2,244,000	894,436
China Petrochemical Development Corp.	442,277	131,899
China Steel Corp.	1,688,000	1,498,431
Chipbond Technology Corp.	80,000	176,332
Chroma ATE, Inc.	55,000	482,119
Chung Hsin Electric & Machinery Manufacturing Corp.	52,000	193,229
Chung Hung Steel Co. Ltd.	97,000	74,400
Chunghwa Telecom Co. Ltd.	508,000	1,870,449
Compal Electronics, Inc.	574,000	555,113
Compeq Manufacturing Co. Ltd.	161,000	232,659
CTBC Financial Holding Co. Ltd.	2,612,000	2,177,635
Delta Electronics, Inc.	257,000	2,983,342
E Ink Holdings, Inc.	116,000	828,940
E.SUN Financial Holdings Co. Ltd.	2,037,574	1,672,848
ECLAT Textile Co. Ltd.	28,000	481,992
Elan Microelectronics Corp.	40,000	148,002
Elite Material Co. Ltd.	42,000	552,245
Elite Semiconductor Memory Technology, Inc.	31,000	76,796
eMemory Technology, Inc.	8,000	471,321
ENNOSTAR, Inc.	85,500	134,281
EVA Airways Corp.	350,619	409,237
Evergreen Marine Corp. (Taiwan)	136,657	451,386
Far Eastern International Bank	477,740	179,801
Far Eastern New Century Corp.	493,000	465,035
Far EasTone Telecommunications Co. Ltd.	222,000	500,603
Faraday Technology Corp.	29,000	300,260
Feng Tay Enterprise Co. Ltd.	74,480	501,485
First Financial Holding Co. Ltd.	1,419,217	1,309,415
Fitipower Integrated Technology, Inc.	20,000	89,564
FLEXium Interconnect, Inc.	42,000	123,922
Formosa Chemicals & Fibre Corp.	531,000	1,102,947
Formosa Petrochemical Corp.	227,000	578,206
Formosa Plastics Corp.	581,000	1,535,260
Foxconn Technology Co. Ltd.	128,000	226,437
Fubon Financial Holding Co. Ltd.	1,058,129	2,201,215
Genius Electronic Optical Co. Ltd.	14,000	174,522
Giant Manufacturing Co. Ltd.	44,341	326,720
Gigabyte Technology Co. Ltd.	67,000	668,170
Global Unichip Corp.	10,000	519,278
GlobalWafers Co. Ltd.	27,000	440,767
Great Wall Enterprise Co. Ltd.	111,977	212,673
HannStar Display Corp.	323,000	142,594
Highwealth Construction Corp.	203,342	273,181
Himax Technologies, Inc. sponsored ADR	14,808	102,175
HIWIN Technologies Corp.	36,192	242,537
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,607,800	5,540,440
Hotai Motor Co. Ltd.	48,000	1,155,561
HTC Corp. (a)	99,000	175,449
Hua Nan Financial Holdings Co. Ltd.	1,341,755	948,169
IBF Financial Holdings Co. Ltd.	413,946	157,764
Innolux Corp.	1,295,435	685,034
International Games Systems Co. Ltd.	16,000	311,504
Inventec Corp.	421,000	851,734
King Yuan Electronics Co. Ltd.	153,000	306,136
King's Town Bank Co. Ltd.	132,000	150,924
Kinsus Interconnect Technology Corp.	34,000	111,764
Largan Precision Co. Ltd.	13,000	898,018
Lien Hwa Industrial Corp.	147,731	299,816
Lite-On Technology Corp.	298,000	1,424,411
Lotes Co. Ltd.	11,398	270,054
Macronix International Co. Ltd.	249,340	247,075
Makalot Industrial Co. Ltd.	26,459	261,766
MediaTek, Inc.	213,000	4,667,789
Mega Financial Holding Co. Ltd.	1,466,675	1,874,918
Merida Industry Co. Ltd.	26,000	178,778
Micro-Star International Co. Ltd.	95,000	586,848
momo.com, Inc.	10,440	198,614
Nan Ya Plastics Corp.	755,000	1,678,524
Nan Ya Printed Circuit Board Corp.	28,000	220,542
Nanya Technology Corp.	152,000	349,031
Nien Made Enterprise Co. Ltd.	24,000	247,729
Novatek Microelectronics Corp.	76,000	1,023,439
Oneness Biotech Co. Ltd.	40,270	248,122
Pegatron Corp.	286,000	693,972
PharmaEssentia Corp. (a)	36,000	392,174
Phison Electronics Corp.	22,000	285,778
Polaris Group (a)	48,001	130,804
Pou Chen Corp.	343,000	340,429
Powerchip Semiconductor Manufacturing Corp.	396,000	376,682
Powertech Technology, Inc.	101,000	354,459
Poya International Co. Ltd.	9,313	151,441
President Chain Store Corp.	75,000	664,581
Primax Electronics Ltd.	46,000	94,232
Qisda Corp.	219,000	346,035
Quanta Computer, Inc.	371,000	2,810,249
Radiant Opto-Electronics Corp.	60,000	229,626
Realtek Semiconductor Corp.	65,000	888,728
Ruentex Development Co. Ltd.	269,620	304,849
Ruentex Industries Ltd.	102,790	202,407
Shin Kong Financial Holding Co. Ltd.	2,127,432	650,676
Silicon Motion Tech Corp. sponsored ADR	4,705	298,297
Simplo Technology Co. Ltd.	23,000	224,624
SINBON Electronics Co. Ltd.	29,000	309,931
Sino-American Silicon Products, Inc.	73,000	397,621
Sinopac Financial Holdings Co.	1,599,094	947,186
Synnex Technology International Corp.	180,000	338,436
Ta Chen Stainless Pipe Co. Ltd.	278,350	349,197
Taichung Commercial Bank Co. Ltd.	463,455	219,319
Taishin Financial Holdings Co. Ltd.	1,637,663	949,227
Taiwan Business Bank	827,256	378,342
Taiwan Cement Corp.	870,600	1,031,359
Taiwan Cooperative Financial Holding Co. Ltd.	1,337,922	1,249,282
Taiwan Fertilizer Co. Ltd.	95,000	193,705
Taiwan High Speed Rail Corp.	293,000	280,568
Taiwan Mobile Co. Ltd.	231,000	692,574
Taiwan Semiconductor Manufacturing Co. Ltd.	2,525,000	45,509,279
Tatung Co. Ltd. (a)	274,000	430,763
TECO Electric & Machinery Co. Ltd.	217,000	370,787
The Shanghai Commercial & Savings Bank Ltd.	641,218	897,086
Tong Hsing Electronics Industries Ltd.	16,200	81,036
Tripod Technology Corp.	57,000	305,946
Tung Ho Steel Enterprise Corp.	60,300	107,056
Uni-President Enterprises Corp.	628,000	1,501,887
Unimicron Technology Corp.	171,000	1,002,017
United Integrated Services Co.	23,000	161,072
United Microelectronics Corp.	1,556,000	2,333,782
United Renewable Energy Co. Ltd.	172,004	97,239
Vanguard International Semiconductor Corp.	110,000	270,057
Voltronic Power Technology Corp.	9,250	514,117
Walsin Lihwa Corp.	339,374	431,143
Walsin Technology Corp.	48,000	144,674
Wan Hai Lines Ltd.	181,000	289,729
Win Semiconductors Corp.	52,000	270,851
Winbond Electronics Corp.	386,000	359,814
Wisdom Marine Lines Co. Ltd.	55,000	79,567
Wistron Corp.	387,000	1,739,202
Wiwynn Corp.	13,000	734,930
WPG Holding Co. Ltd.	208,040	333,012
Yageo Corp.	45,775	668,031
Yang Ming Marine Transport Corp.	231,000	341,152
YFY, Inc.	180,000	210,665
Yuanta Financial Holding Co. Ltd.	1,646,934	1,276,288
Yulon Finance Corp.	42,699	256,986
Yulon Motor Co. Ltd.	82,368	214,514
Zhen Ding Technology Holding Ltd.	90,000	300,133
TOTAL TAIWAN		144,631,133
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	24,300	160,743
Advanced Information Service PCL NVDR	120,700	798,425
Airports of Thailand PCL:
(For. Reg.) (a)	335,700	702,548
NVDR (a)	253,800	531,149
Asset World Corp. PCL NVDR	943,300	123,693
B. Grimm Power PCL:
(For. Reg.)	11,600	13,157
NVDR	104,400	118,411
Bangkok Bank PCL:
(For. Reg.)	11,400	57,225
NVDR	60,400	303,193
Bangkok Chain Hospital PCL NVDR	193,600	100,866
Bangkok Commercial Asset Management PCL:
(For. Reg.)	98,700	31,778
NVDR	94,100	30,297
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	145,244
NVDR	340,400	286,448
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	152,728
NVDR	375,700	100,069
Banpu PCL NVDR	472,000	134,699
Berli Jucker PCL:
(For. Reg.)	39,000	39,953
NVDR	91,600	93,839
BTS Group Holdings PCL:
(For. Reg.)	313,800	74,397
NVDR	559,900	132,744
Bumrungrad Hospital PCL:
(For. Reg.)	26,700	168,804
NVDR	26,100	165,011
Carabao Group PCL:
(For. Reg.)	16,700	35,561
NVDR	38,100	81,129
Central Pattana PCL:
(For. Reg.)	91,900	182,912
NVDR	77,500	154,251
Central Plaza Hotel PCL NVDR (a)	62,200	86,022
Central Retail Corp. PCL:
(For. Reg.)	176,708	213,353
NVDR	233,500	281,922
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	149,257
NVDR	208,900	124,123
Chularat Hospital PCL NVDR unit	606,600	51,490
Com7 PCL NVDR	96,400	79,005
CP ALL PCL:
(For. Reg.)	203,100	377,487
NVDR	397,800	739,362
Delta Electronics PCL:
(For. Reg.)	274,000	906,249
NVDR	326,200	1,078,899
Electricity Generating PCL NVDR	27,700	108,238
Energy Absolute PCL:
(For. Reg.)	126,300	229,199
NVDR	119,500	216,859
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	74,871
NVDR	47,200	79,783
Gulf Energy Development PCL:
(For. Reg.)	288,000	419,377
NVDR	449,700	654,839
Gunkul Engineering PCL NVDR	477,300	48,338
Hana Microelectronics PCL NVDR	70,400	104,575
Home Product Center PCL:
(For. Reg.)	164,700	68,454
NVDR	361,600	150,292
Indorama Ventures PCL NVDR	263,700	264,356
Intouch Holdings PCL:
(For. Reg.)	45,100	101,645
NVDR	105,100	236,871
IRPC PCL:
(For. Reg.)	672,700	48,043
NVDR	474,800	33,909
Jaymart Group Holdings PCL NVDR	66,500	33,089
JMT Network Services PCL:
NVDR	81,422	92,349
warrants (a)	3,605	378
Kasikornbank PCL:
(For. Reg.)	58,200	214,641
NVDR	91,600	337,819
KCE Electronics PCL NVDR	83,800	106,084
Kiatnakin Bank PCL:
warrants 3/17/24 (a)	4,316	147
warrants 3/17/26 (a)	4,316	407
(For. Reg.)	51,800	84,148
Krung Thai Bank PCL:
(For. Reg.)	166,000	99,605
NVDR	309,600	185,769
Krungthai Card PCL:
(For. Reg.)	54,000	74,287
NVDR	74,700	102,763
Land & House PCL:
(For. Reg.)	205,900	51,226
NVDR	248,400	61,800
Minor International PCL:
(For. Reg.)	233,456	225,495
NVDR	104,248	100,693
Muangthai Leasing PCL:
(For. Reg.)	29,100	30,237
NVDR	52,900	54,967
Ngern Tid Lor PCL NVDR	153,432	98,351
Osotspa PCL:
(For. Reg.)	72,200	61,813
NVDR	94,600	80,991
PTT Exploration and Production PCL:
(For. Reg.)	94,200	439,775
NVDR	96,500	450,512
PTT Global Chemical PCL:
(For. Reg.)	9,000	10,405
NVDR	217,000	250,885
PTT Oil & Retail Business PCL NVDR	399,200	250,048
PTT PCL:
(For. Reg.)	317,500	325,260
NVDR	839,300	859,813
Ratch Group PCL NVDR unit	92,500	98,145
SCB X PCL:
(For. Reg.)	6,250	20,580
NVDR	109,600	360,896
SCG Packaging PCL NVDR	148,900	176,510
Siam Cement PCL:
(For. Reg.)	5,500	52,320
NVDR	34,500	328,187
Siam Global House PCL NVDR	247,466	119,514
Sri Trang Agro-Industry PCL NVDR	89,000	42,462
Sri Trang Gloves Thailand PCL NVDR	136,100	28,682
Srisawad Corp. PCL:
(For. Reg.)	26,600	36,788
NVDR	68,500	94,735
Thai Beverage PCL	1,203,200	547,423
Thai Life Insurance PCL	289,800	95,002
Thai Oil PCL:
(For. Reg.)	77,575	116,368
NVDR	29,077	43,618
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	34,140
NVDR	196,700	77,724
Thanachart Capital PCL:
(For. Reg.)	28,000	40,978
NVDR	47,900	70,101
Thonburi Healthcare Group PCL NVDR	39,100	76,678
TISCO Financial Group PCL:
(For. Reg.)	8,600	25,298
NVDR	38,300	112,664
TMBThanachart Bank PCL:
(For. Reg.)	1,955,587	98,452
NVDR	4,959,071	249,659
True Corp. PCL	617,650	131,069
True Corp. PCL NVDR	1,397,149	296,483
VGI PCL:
(For. Reg.)	192,660	16,466
NVDR	303,240	25,917
warrants (For. Reg.) (a)	116,340	545
WHA Corp. PCL:
(For. Reg.)	369,000	53,571
NVDR	705,800	102,467
TOTAL THAILAND		20,103,291
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	15,168	77,803
Akbank TAS	400,736	415,569
Aksa Akrilik Kimya Sanayii	20,118	64,701
Aksa Enerji Uretim A/S	35,272	51,764
Alarko Holding AS	19,695	76,097
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	91,608
Arcelik A/S	22,898	131,221
Aselsan A/S	82,386	228,113
Bera Holding A/S	78,276	43,259
Bim Birlesik Magazalar A/S JSC	61,525	493,474
Coca-Cola Icecek Sanayi A/S	9,888	115,495
Dogan Sirketler Grubu Holding A/S	131,776	65,001
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	236,463	76,268
Enerjisa Enerji A/S (c)	34,232	64,480
Enka Insaat ve Sanayi A/S	246,119	307,115
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	185,428	286,992
Ford Otomotiv Sanayi A/S	9,074	319,814
Haci Omer Sabanci Holding A/S	182,439	390,030
Hektas Ticaret A/S (a)	131,394	149,327
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	90,143
Koc Holding A/S	147,510	739,117
Kontrolmatik Enerji Ve Muhendislik A/S	8,767	68,300
Koza Altin Isletmeleri A/S	132,578	137,780
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	23,901	54,069
Migros Turk Ticaret A/S	11,400	124,820
Nuh Cimento Sanayi A/S	7,790	48,661
Otokar Otomotiv ve Savunma Sanayi A.S.	6,365	68,132
Oyak Cimento Fabrikalari A/S (a)	40,831	84,866
Pegasus Hava Tasimaciligi A/S (a)	5,219	163,218
Petkim Petrokimya Holding A/S (a)	147,466	98,465
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	53,352	57,980
Sasa Polyester Sanayi A/S	134,468	304,194
Sok Marketler Ticaret A/S (a)	43,806	73,913
TAV Havalimanlari Holding A/S (a)	23,832	99,334
Tekfen Holding A/S	22,549	37,511
Tofas Turk Otomobil Fabrikasi A/S	17,316	194,094
Turk Hava Yollari AO (a)	91,029	791,608
Turk Traktor ve Ziraat Makinalari A/S	3,433	89,575
Turkcell Iletisim Hizmet A/S	160,670	308,307
Turkiye Is Bankasi A/S Series C	473,415	265,500
Turkiye Petrol Rafinerileri A/S	126,195	484,307
Turkiye Sise ve Cam Fabrikalari A/S	166,411	329,823
Yapi ve Kredi Bankasi A/S	378,198	199,748
TOTAL TURKEY		8,361,596
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	386,676	924,342
Abu Dhabi Islamic Bank (a)	194,854	596,302
Abu Dhabi National Oil Co. for Distribution PJSC	365,415	388,009
ADNOC Drilling Co. PJSC	325,703	349,389
Aldar Properties PJSC	496,192	698,443
Dubai Electricity & Water Authority PJSC	1,186,504	865,755
Dubai Islamic Bank Pakistan Ltd. (a)	389,250	609,379
Emaar Properties PJSC	818,217	1,505,935
Emirates NBD Bank PJSC (a)	332,605	1,539,461
Emirates Telecommunications Corp.	466,989	2,848,037
First Abu Dhabi Bank PJSC	593,325	2,364,964
Multiply Group (a)	462,997	407,166
TOTAL UNITED ARAB EMIRATES		13,097,182
United Kingdom - 7.4%
3i Group PLC	129,664	3,289,729
Abrdn PLC	270,871	806,136
Admiral Group PLC	36,906	1,008,365
Ashtead Group PLC	59,802	4,422,156
Associated British Foods PLC	47,500	1,249,662
AstraZeneca PLC (United Kingdom)	206,803	29,712,685
Auto Trader Group PLC (c)	123,530	1,024,506
Aviva PLC	375,110	1,869,748
B&M European Value Retail SA	114,244	811,074
BAE Systems PLC	406,417	4,860,366
Barclays PLC	1,977,275	3,923,533
Barratt Developments PLC	132,100	774,246
Beazley PLC	90,446	636,665
Bellway PLC	16,201	460,741
Berkeley Group Holdings PLC	14,654	817,318
BP PLC	2,438,242	15,127,958
British American Tobacco PLC (United Kingdom)	297,792	10,014,186
British Land Co. PLC	126,816	550,093
BT Group PLC	935,540	1,464,763
Bunzl PLC	44,915	1,664,691
Burberry Group PLC	51,867	1,479,707
Centrica PLC	789,826	1,399,307
CK Hutchison Holdings Ltd.	357,500	2,204,820
CNH Industrial NV	132,909	1,915,809
Coca-Cola European Partners PLC	26,706	1,692,893
Compass Group PLC	238,669	6,209,607
ConvaTec Group PLC (c)	218,785	585,702
Croda International PLC	19,104	1,444,058
DCC PLC (United Kingdom)	13,308	770,426
Dechra Pharmaceuticals PLC	15,248	726,775
Derwent London PLC	15,459	419,800
Diageo PLC	311,399	13,590,166
Diploma PLC	17,514	727,792
Dowlais Group PLC	196,136	309,479
DS Smith PLC	185,028	735,163
Entain PLC	78,687	1,399,624
Games Workshop Group PLC	4,442	664,125
Halma PLC	51,070	1,465,490
Hargreaves Lansdown PLC	46,131	504,048
Hiscox Ltd.	47,685	660,311
Howden Joinery Group PLC	78,601	743,431
HSBC Holdings PLC (United Kingdom)	2,710,464	22,514,250
IG Group Holdings PLC	55,159	501,181
IMI PLC	37,340	780,622
Imperial Brands PLC	128,320	3,031,617
Inchcape PLC	55,207	579,906
Informa PLC	189,824	1,847,056
InterContinental Hotel Group PLC	25,084	1,853,889
Intermediate Capital Group PLC	39,920	719,800
International Consolidated Airlines Group SA CDI (a)	330,569	725,867
Intertek Group PLC	21,584	1,208,266
ITV PLC	486,057	451,243
J Sainsbury PLC	229,906	818,468
JD Sports Fashion PLC	325,778	659,324
Johnson Matthey PLC	26,444	611,204
Kingfisher PLC	259,630	818,710
Land Securities Group PLC	98,119	815,213
Legal & General Group PLC	797,369	2,388,390
Lloyds Banking Group PLC	8,950,672	5,171,240
London Stock Exchange Group PLC	50,553	5,489,793
M&G PLC	317,073	816,273
Man Group PLC	186,229	570,725
Marks & Spencer Group PLC (a)	263,778	698,366
Melrose Industries PLC	180,113	1,225,085
National Grid PLC	518,422	6,871,596
NatWest Group PLC	674,330	2,116,750
Next PLC	17,257	1,560,904
Nomad Foods Ltd. (a)	20,743	368,811
Ocado Group PLC (a)	95,285	1,147,513
Pearson PLC	96,347	1,065,749
Pennon Group PLC	35,407	319,440
Persimmon PLC	41,908	623,341
Phoenix Group Holdings PLC	112,482	794,234
Reckitt Benckiser Group PLC	98,460	7,375,850
RELX PLC (London Stock Exchange)	264,222	8,892,853
Rentokil Initial PLC	335,401	2,734,914
Rightmove PLC	115,020	841,973
Rolls-Royce Holdings PLC (a)	1,115,750	2,645,598
RS GROUP PLC	62,422	628,537
Sage Group PLC	146,747	1,763,878
Schroders PLC	126,187	743,800
Segro PLC	163,063	1,596,706
Severn Trent PLC	33,842	1,109,231
Smith & Nephew PLC	118,247	1,798,893
Smiths Group PLC	46,686	1,017,947
Spectris PLC	14,771	665,558
Spirax-Sarco Engineering PLC	9,841	1,405,026
SSE PLC	139,751	3,022,935
St. James's Place PLC	71,767	865,760
Standard Chartered PLC (United Kingdom)	323,892	3,106,694
Subsea 7 SA	31,624	424,511
Tate & Lyle PLC	53,011	507,856
Taylor Wimpey PLC	482,467	708,025
Tesco PLC	987,354	3,270,190
The Weir Group PLC	34,219	805,839
Tritax Big Box REIT PLC	236,339	418,865
Unilever PLC	351,609	18,892,980
Unite Group PLC	55,201	689,649
United Utilities Group PLC	91,027	1,167,027
Vodafone Group PLC	3,581,525	3,406,967
Whitbread PLC	26,464	1,188,350
WPP PLC	141,659	1,546,739
TOTAL UNITED KINGDOM		266,545,131
United States of America - 4.6%
Bausch Health Cos., Inc. (Canada) (a)	38,808	376,826
Brookfield Renewable Corp.	17,024	530,608
CSL Ltd.	64,309	11,599,085
CyberArk Software Ltd. (a)	5,438	902,762
DHT Holdings, Inc.	17,072	168,159
Experian PLC	129,015	4,985,860
Fiverr International Ltd. (a)(b)	3,958	119,294
Flex Ltd. (a)	59,988	1,641,272
Globant SA (a)	5,630	983,730
GSK PLC	533,606	9,498,813
Haleon PLC	676,357	2,919,444
Holcim AG	75,425	5,241,391
IBEX Ltd. (a)	1,261	25,031
ICON PLC (a)(b)	10,895	2,739,112
InMode Ltd. (a)(b)	9,292	398,720
James Hardie Industries PLC CDI	59,357	1,733,552
JBS SA	89,600	355,842
Legend Biotech Corp. ADR (a)	7,720	583,014
Monday.com Ltd. (a)	2,442	441,465
Nestle SA (Reg. S)	356,981	43,737,032
Parade Technologies Ltd.	10,000	292,193
QIAGEN NV (Germany) (a)	31,184	1,462,332
Reliance Worldwide Corp. Ltd.	109,407	310,122
Roche Holding AG:
(Bearer)	3,399	1,126,439
(participation certificate)	93,872	29,105,151
Sanofi SA	153,178	16,341,727
Schneider Electric SA	76,156	13,584,106
Spotify Technology SA (a)	18,856	2,817,275
Stratasys Ltd. (a)	7,106	128,832
Swiss Re Ltd.	38,537	4,016,987
Tenaris SA	61,540	1,022,643
Waste Connections, Inc. (Canada)	34,209	4,831,261
TOTAL UNITED STATES OF AMERICA		164,020,080
Zambia - 0.1%
First Quantum Minerals Ltd.	74,951	2,222,981
TOTAL COMMON STOCKS (Cost $3,190,266,334)		3,450,987,253

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	714,879	2,518,612
Bradespar SA (PN)	34,209	169,933
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	36,729	338,882
Companhia Energetica de Minas Gerais (CEMIG) (PN)	188,134	504,078
Gerdau SA	143,200	885,773
Itau Unibanco Holding SA	647,050	3,918,903
Itausa-Investimentos Itau SA (PN)	692,705	1,438,512
Metalurgica Gerdau SA (PN)	84,400	245,414
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	615,100	4,046,685
TOTAL BRAZIL		14,066,792
Chile - 0.0%
Embotelladora Andina SA Class B	47,189	129,663
Sociedad Quimica y Minera de Chile SA (PN-B)	19,148	1,404,012
TOTAL CHILE		1,533,675
Colombia - 0.0%
Bancolombia SA (PN)	59,525	454,521
Germany - 0.2%
Henkel AG & Co. KGaA	23,726	1,830,767
Porsche Automobil Holding SE (Germany)	20,690	1,220,832
Sartorius AG (non-vtg.)	3,612	1,490,464
Volkswagen AG	24,423	3,235,452
TOTAL GERMANY		7,777,515
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	3,649	306,149
Hyundai Motor Co. Ltd. Series 2	4,347	368,793
LG Chemical Ltd.	1,072	329,305
Samsung Electronics Co. Ltd.	116,269	5,223,242
TOTAL KOREA (SOUTH)		6,227,489
Russia - 0.0%
AK Transneft OAO (d)	168	49,439
Sberbank of Russia (Russia) (d)	109,390	687
Surgutneftegas OJSC (d)	841,000	14,839
TOTAL RUSSIA		64,965
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $32,164,631)		30,124,957

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (g) (Cost $3,481,548)	3,500,000	3,481,065

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (h)	93,638,383	93,657,110
Fidelity Securities Lending Cash Central Fund 5.32% (h)(i)	10,285,486	10,286,515
TOTAL MONEY MARKET FUNDS (Cost $103,943,436)		103,943,625

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,329,855,949)	3,588,536,900
NET OTHER ASSETS (LIABILITIES) - 0.2% (j)	7,768,799
NET ASSETS - 100.0%	3,596,305,699

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	670	Sep 2023	73,894,300	1,937,634	1,937,634
ICE MSCI Emerging Markets Index Contracts (United States)	620	Sep 2023	32,683,300	1,342,642	1,342,642
TME S&P/TSX 60 Index Contracts (Canada)	45	Sep 2023	8,463,201	228,691	228,691

TOTAL FUTURES CONTRACTS					3,508,967
The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,490,824 or 2.1% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,481,065.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $94,440 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	60,028,940	343,341,070	309,712,900	2,704,574	-	-	93,657,110	0.2%
Fidelity Securities Lending Cash Central Fund 5.32%	8,407,556	79,751,236	77,872,277	144,915	-	-	10,286,515	0.0%
Total	68,436,496	423,092,306	387,585,177	2,849,489	-	-	103,943,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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